As filed with the SEC on April 28, 1998
Registration No. 33-42376
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [  ]
Pre-Effective Amendment No.          [   ]
Post-Effective Amendment No.   7   [ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT
 COMPANY ACT OF 1940   [  ]
Amendment No.  8   [ X ]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)
One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)
Depositor's telephone number: 1-800-544-8888
____________________________________________
RODNEY R. ROHDA
Chairman
Empire Fidelity Investments Life Insurance Company
One World Financial Center
New York, New York 10281
(Name and address of agent for service)
_________________________________________
Copy to:
MICHAEL BERENSON
JORDEN BURT BOROS CICCHETTI  BERENSON & JOHNSON LLP
1025 Thomas Jefferson Street, Suite 400 East
Washington, D.C. 20007
Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities. Registrant's Rule 24f-2 Notice for the fiscal year ending December 31, 1997 was filed March 30, 1998.
It is proposed that this filing will become effective (check appropriate space):
      immediately upon filing pursuant to paragraph (b) of rule 485
  x on April 29, 1998, pursuant to paragraph (b) (1) (v) of rule 485 60 days after filing pursuant to paragraph (a) (1) of rule 485
      on            , pursuant to paragraph (a) (1) of rule 485
      75 days after filing pursuant to paragraph (a) (2) of rule 485
      on            , pursuant to paragraph (a) (2) of rule 485 Page _
of _
 Exhibit Index Appears on Page __


CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4
Part A
Item N-4 Item Heading in Prospectus.

Item 1.   Cover Page                                  Cover Page



Item 2.   Definitions                                 Glossary

Item 3.   Synopsis or Highlights                      Summary of the Contract

Item 4.   Condensed Financial Information             Not Applicable

Item 5.   General Description of Registrant,          Facts About Empire Fidelity Investments
          Depositor, and The Portfolio Companies      Life, The Variable Account, and the Funds



          (a)  Depositor                              Empire Fidelity Investments Life

          (b)  Registrant                             The Variable Account; The Guaranteed
                                                      Account

          (c)  Portfolio Company                      The Funds

          (d)  The Funds                              The Funds

          (e)  Voting                                 Voting Rights

          (f)  Administrator                          Charges



Item 6.   Deductions and Expenses                     Charges



          a)  Deductions                              Charges; Premium Taxes

          b)  Sales Load                              Withdrawal charge

          c)  Special purchase plans                  Dollar Cost Averaging

          d)  Commissions                             Selling the Contracts

          e)  Portfolio company deductions and        Charges
          expenses

          f)  Registrant's expenses                   Charges

          g)  Organizational expenses                 Not applicable

Item 7.   General Description of Variable Annuity
          Contracts

          a)  Rights                                  Summary of the Contract; Investments
                                                      Allocation of Your Purchase Payments;
                                                      Withdrawals; Death Benefit; Selection of
                                                      Annuity Income Options; Reports to Owners;
                                                      Voting Rights; Other Contract Provisions

          b)  Provisions and limitations              Investment Allocation of Your Purchase
                                                      Payments

          c)  Changes in contracts or operations      Changes in Investment Options

          d)  Contract owner inquiries                Cover Page

Item 8.   Annuity Period

          a)  Level of benefits                       Fixed, Variable or Combination Annuity
                                                      Income Options; Types of Annuity Income
                                                      Options

          b)  Annuity commencement date               Annuity Date

          c)  Annuity payments                        Types of Annuity Income Options

          d)  Assumed investment return               Fixed, Variable or Combination Annuity
                                                      Income Options

          e)  Minimums                                Types of Annuity Income Options

          f)  Rights to change options or transfer    Investment Allocation of Your Purchase
          contract value                              Payments



Item 9.   Death Benefit

          a)  Death benefit Calculation               Death Benefit


          b)  Forms of benefits                       Death Benefit; Types of Annuity Options

Item 10.  Purchases and Contract Values

          a)  Procedures for purchases                Purchase of a Contract

          b)  Accumulation unit value                 Accumulation Units

          c)  Calculation of accumulation unit value  Accumulation Units

          d)  Principal underwriter                   Selling the Contracts




Item 11.  Redemptions

          a)  Redemptions procedures             Withdrawals

          b)  Texas Optional Retirement Program  Not Applicable

          c)  Delay                              Postponement of Payment

          d)  Lapse                              Not Applicable

          e)  Revocation rights                  Free Look Privilege

Item 12.  Taxes

          a)  Tax Consequences                   Tax Considerations; Contract Values and
                                                 Proceeds; Distributions on Death of Owner

          b)  Qualified plans                    Purchase of a Contract; Tax Considerations

          c)  Impact of taxes                    Tax Considerations



Item 13.  Legal Proceedings                      Litigation



Item 14.  Table of Contents for Statement of     Table of Contents for Statement of Additional
          Additional Information                 Information



Part B
Item N-4 Item  Heading in Statement of Additional    Information.

Item 15.   Cover Page                          Cover Page

Item 16.   Table of Contents                   Table of Contents

Item 17.   General Information and History

           a)  Name Change                     Not Applicable

           b)  Attributions of Assets          Not Applicable

           c)  Control of Depositor            Empire Fidelity Investments Life
                                               (Prospectus)



Item 18.   Services

           a)  Fees, expenses and costs        Service Agreements;
                                               Charges(Prospectus)

           b)  Management - related services   Service Agreements

           c)  Custodian and independent       Independent Accountants
           public accountant

           d)  Other custodianship             Safekeeping of Account Assets

           e)  Administrative servicing agent  Service Agreements; Empire
                                               Fidelity Investments Life
                                               (Prospectus); The Variable
                                               Account (Prospectus)

           f)  Depositor as principal          Not Applicable
           Underwriter

Item 19.   Purchase of Securities Being
           Offered

           a)  Manner of Offering              Distribution of the Contracts;
                                               Selling the Contracts; (Prospectus)

           b)  Sales Load                      Withdrawal Charge (Prospectus)


Item 20.   Underwriters



           a)  Depositor or affiliate as       Selling the Contracts (Prospectus)
           principal underwriter

           b)  Continuous Offering             Distributions of Contracts

           c)  Underwriting commissions        Not Applicable

           d)  Payments to underwriter         Not Applicable

Item 21.   Not applicable                      Not applicable

Item 22.   Annuity Payments                    Fixed Annuity Income Payments;
                                               Variable Annuity Income
                                               Payments; Unavailability of
                                               Annuity Income Payments in
                                               Certain Circumstances

Item 23.   Financial Statements

           a)  Registrant                      Financial Statements

           b)  Depositor                       Financial Statements



PART B
INFORMATION REQUIRED IN A STATEMENT
OF ADDITIONAL INFORMATION

EXHIBIT INDEX
Exhibit
 (9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued.
 (10) (a) Written consent of Coopers & Lybrand.
         (b) Written consent of Jorden Burt Berenson & Johnson LLP

PROSPECTUS

1.RETIREMENT RESERVES

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life", "We" or "Us"), a life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes. It may be purchased on a non-qualified basis. It may also be purchased on a qualified basis as an individual retirement annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended, in connection with a "rollover" of contributions from other qualified plans, tax sheltered annuities or IRAs.
You may choose to have amounts paid out in a single payment or as a series of annuity income payments, including income payments guaranteed for your lifetime. You may purchase a Non-qualified Contract by making a payment of at least $2,500. You may make additional payments to a Non-qualified Contract as long as each payment is at least $250. You may purchase a Qualified Contract by making a payment of at least $10,000. You may make additional payments to a Qualified Contract as long as each payment is at least $2,500. Your payments will be invested as you direct in one or more of the twenty-eight Subaccounts of the Empire Fidelity Investments Variable Annuity Account A (the "Variable Account") and/or allocated to a fixed-rate investment option funded through and guaranteed by Empire Fidelity Investments Life's general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account". Your initial net purchase payment will be allocated to the Variable and Guaranteed Accounts according to the instructions
on your application. The    V    ariable Subaccounts invest        in
the mutual fund portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, and the Variable Insurance
Products Fund III (the "Fidelity Funds").        The Fidelity Funds
are each managed by Fidelity Management & Research Company. The
   V    ariable Subaccounts    also     invest in the mutual fund
portfolios of corresponding portfolios of other eligible funds the "Other Funds" All mutual fund portfolios available in this prospectus
are collectively known a   s t    he     "    Funds". Additional
Subaccounts and portfolios may be added in the future.        Fidelity
Investments Life credits interest on amounts allocated to the Fixed Account at specified interest rates that vary from time to time.
You may select a date on which annuity income payments may commence. Prior to that Annuity Date, you may withdraw all or part of the Cash Surrender Value of your Contract. The value allocated to the Variable Account will vary with the investment performance of the Subaccounts you select, and the value allocated to the Guaranteed Account will increase as interest is credited. In certain circumstances, withdrawals are subject to a contingent deferred sales charge and a tax penalty. Annuity income payments may be fixed, variable, or a combination of both. If you elect to receive fixed income, the value of your Contract on the Annuity Date will be applied to provide fixed annuity income payments. If you elect variable income, the amount of your annuity income payments will increase or decrease according to the investment performance of the Subaccounts you select. If you elect a combination of fixed and variable income, a portion of your income payment will be fixed and a portion will vary according to investment performance.
This prospectus provides information that a prospective investor should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated
   April 30, 1998    . The Statement of Additional Information is
incorporated by reference in this prospectus and is available without charge by calling Empire Fidelity Investments Life at 800-544-2442. The table of contents of the Statement of Additional Information appears on page .

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.
    IT IS NOT VALID UNLESS ACCOMPANIED BY    EITHER     THE CURRENT
PROSPECTUS FOR THE MONEY MARKET    INVESTMENT OPTION OR THE
PROSPECTUSES FOR ALL THE INVESTMENT OPTIONS     AVAILABLE IN THE
CONTRACT.
FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS
Nationally  1-800-544-2442
Date:    April 30, 1998
PROSPECTUS CONTENTS

GLOSSARY
Summary of the Contract

FACTS ABOUT EMPIRE FIDELITY INVESTMENTS LIFE, THE VARIABLE ACCOUNT AND
THE FUNDS
Empire Fidelity Investments Life
The Variable Account
The Funds

FACTS ABOUT THE CONTRACT
Purchase of a Contract
Free Look Privilege
Investment Allocation of Your Purchase Payments
Accumulation Units
Withdrawals
Signature Guarantee
Charges
Death Benefit
Required Distributions Upon Death
Annuity Date
Selection of Annuity Income Options
Fixed, Variable, or Combination
         Annuity Income Options
Types of Annuity Income Options
Reports to Owners

THE GUARANTEED ACCOUNT


MORE ABOUT THE CONTRACT
Tax Considerations
Other Contract Provisions
Selling the Contracts
Availability of Unisex
   Dollar Cost Averaging
   Automatic Rebalancing
Postponement of Payment


MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS
Changes in Investment Options
Net Rate of Return for a Subaccount
Voting Rights
Resolving Material Conflicts
Performance
Litigation
Appendix A: Accumulation Units
Table of Contents of the Statement
          of Additional Information

THE CONTRACT IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY
REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS.

2.GLOSSARY

ACCUMULATION UNIT - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.
ANNUITANT - The person designated by the Contract Owner, upon whose life annuity income payments are based.
ANNUITANT'S BENEFICIARY - The person who receives the proceeds in the event of the death of the last surviving Annuitant.
ANNUITY CONTRACT OR CONTRACT - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.
ANNUITY DATE - The date when annuity income payments begin.
ANNUITY UNIT - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.
CASH SURRENDER VALUE - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime. CODE - The Internal Revenue Code of 1986, as amended.
CONTINGENT ANNUITANT - The person who becomes the Annuitant upon the death or removal of the Annuitant prior to the Annuity Date.
CONTRACT ANNIVERSARY - The same day and month as the Contract Date in each later year.
CONTRACT DATE - The date your Contract becomes effective. It will be stated in your Contract.
CONTRACT OWNER OR YOU - The person or persons who may exercise the rights and privileges under the Contract.
CONTRACT VALUE - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Guaranteed Account.
CONTRACT YEAR - A year that starts on the Contract Date or on a Contract Anniversary.
DEATH BENEFIT - Amount payable to the Annuitant's Beneficiary upon the death of the last surviving Annuitant before the Annuity Date. GUARANTEED ACCOUNT - A fixed-rate investment option funded through Empire Fidelity Investments Life's general account. Empire Fidelity Investments Life credits interest to the amount allocated to the Guaranteed Account at a rate declared periodically in advance. The Guaranteed Account may also be referred to as the "Fixed Account". INVESTMENT OPTIONS - The Subaccounts.
IRA - Refers generally to both an individual retirement account and an individual retirement annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an individual retirement annuity as defined in Section 408(b) of the Code.
NET RATE OF RETURN - An index used to measure the investment performance of a Subaccount from one Valuation Period to the next. NON-QUALIFIED CONTRACT - A Contract other than a Qualified Contract. QUALIFIED CONTRACT - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.
OWNER'S BENEFICIARY - The person who receives the proceeds in the event of the death of the Owner (if no joint Owner survives) prior to the Annuity Date.
SUBACCOUNT - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.
VALUATION PERIOD - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.
VARIABLE ACCOUNT - Empire Fidelity Investments Variable Annuity
Account A.

3.SUMMARY OF THE CONTRACT

The purpose of this variable annuity contract is to allow you, the Owner, to accumulate funds on a tax-deferred basis by investing in one or more investment portfolios managed by Fidelity Management & Research Company ("FMR"), Morgan Stanley Asset Management Inc.,
("Morgan Stanley"), Pilgrim Baxter & Associates, Ltd. or    Pilgrim
Baxter Value Investors, Inc.    , ("PBHG"), Strong Capital Management,
Inc. ("Strong") and Warburg        Pincus    Asset Management    ,
Inc. ("Warburg Pincus") and to permit the Annuitant (who may or may not be the Owner) to receive annuity income payments commencing on the Annuity Date. There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner, you bear the investment risk with respect to those values. The Contract also allows you to allocate funds to a fixed-rate investment option funded through Empire Fidelity Investments Life's general account (the "Guaranteed Account"). (The Guaranteed Account may also be referred to as the "Fixed Account".) We guarantee that amounts allocated to the Guaranteed Account will earn interest at declared rates.
The Contract is designed to provide income for retirement or to meet other long-term investment goals. It may be purchased on a non-qualified basis or, if you so choose, it may be purchased on a qualified basis as an individual retirement annuity ("IRA") under
Section 408(b) of the Code in connection with the "rollover" of contributions from other qualified plans, tax sheltered annuities or IRAs. The minimum initial payment required to purchase a Non-qualified Contract is generally $2,500. You may also make additional payments to a Non-qualified Contract prior to the Annuity Date as long as each
payment is not less than $250 and the Annuitant is living.    These
minimum payments maybe reduced for individuals under certain sponsored arrangements or if the payment is part of an automatic deduction plan.
    The minimum initial payment required to purchase a Qualified Contract is generally $10,000. You may make additional payments to a Qualified Contract as long as each payment is at least $2,500. Empire Fidelity Investments Life may consent to lower minimums. Your net purchase payments will be invested as you direct in the Guaranteed Account and in the Subaccounts of the Variable Account. A net purchase payment is a purchase payment less any premium tax assessed by the jurisdiction in which the Contract is delivered. In addition, Empire Fidelity Investments Life reserves the right to deduct a charge for the purpose of recovering a portion of Empire Fidelity Investments Life's Federal income tax expense that is determined solely from the amount of premiums received. See INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS on page . There are currently twenty-eight variable Subaccounts. Five Subaccounts invest in the shares of one of the mutual fund portfolios of Variable Insurance Products Fund. The Variable Insurance Products Fund currently offers a Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio. Five Subaccounts invest exclusively in shares of one of the mutual fund portfolios of Variable Insurance Products Fund II. The Variable Insurance Products Fund II currently offers an Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio and Contrafund Portfolio. Three Subaccounts invest exclusively in shares of one of the mutual fund portfolios of Variable Insurance Products Fund III. The Variable Insurance Products Fund III currently offers a Growth & Income Portfolio, Balanced Portfolio, and Growth Opportunities Portfolio. The remaining subaccounts invest in shares of one of the mutual fund portfolios of Morgan Stanley, PBHG, Strong or Warburg Pincus.
Empire Fidelity Investments Life credits interest on amounts allocated to the Guaranteed Account at interest rates that vary from time to time.
Prior to the Annuity Date, you may withdraw all or part of the Cash Surrender Value of your Contract. During the first five Contract Years, the withdrawal may be subject to a contingent deferred sales charge. This charge is a maximum of 5% of the amount of purchase payments withdrawn in the first Contract Year and decreases 1% per year until it disappears after five Contract Years. However, in each of the first five Contract years you may withdraw up to 10% of your purchase payments without incurring such a charge. In certain circumstances, Empire Fidelity Investments Life may waive the contingent deferred sales charge. See WITHDRAWAL CHARGE on page . The maximum partial withdrawal is one that, along with any applicable withdrawal charge, would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a Federal penalty tax as well as to Federal income tax. See TAX CONSIDERATIONS on page .
You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See TYPES OF ANNUITY INCOME OPTIONS on page . You may choose any of these annuity income options to be paid on a fixed basis, a variable basis, or a combination of both. See FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS on page . If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease with the commencement of the annuity income payments. If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period. If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary according to investment performance of the selected Subaccounts. On the Annuity Date, the Annuitant becomes the Owner of the Contract.
In the event that the last surviving Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Annuitant's Beneficiary you select. See DEATH BENEFIT on page . In the event that any Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See REQUIRED DISTRIBUTIONS UPON DEATH on page .
In addition to the contingent deferred sales charge applicable to withdrawals within the first five Contract Years (other than withdrawals in each year of up to 10% of your purchase payments), we assess an annual maintenance charge prior to the Annuity Date currently set at $30 per year and guaranteed not to exceed $50 per year. This charge is deducted from your Contract Value. We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses and a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Guaranteed Account. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. We reserve the right to deduct premium taxes when we incur such taxes. See CHARGES on page . Further, the portfolios in the Funds pay monthly management fees and other expenses which are described in the accompanying prospectuses for the Funds.
You may return your Contract for a refund within 30 days after you receive the Contract. We will refund your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account. See FREE LOOK PRIVILEGE on page
 .
This summary is intended to provide only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The Contract together with its attached application constitutes the entire agreement between you and us and should be retained.
Following are the various investment options available to you under the Contract.
RETIREMENT RESERVES
Guaranteed Account  Company  Variable Account

Guaranteed Interest FIDELITY Asset Manager Portfolio
                             Money Market Portfolio
                             Investment Grade Bond Portfolio
                             Equity-Income Portfolio
                             Growth Portfolio
                             High Income Portfolio
                             Overseas Portfolio
                             Index 500 Portfolio
                             Asset Manager: Growth Portfolio
                             Contrafund Portfolio
                             Growth Opportunities Portfolio
                             Balanced Portfolio
                             Growth & Income Portfolio

              MORGAN STANLEY Emerging Markets Debt Portfolio
                             Emerging Markets Equity Portfolio
                             Global Equity Portfolio
                             International Magnum Portfolio

                        PBHG Select 20 Portfolio
                             Growth II Portfolio
                             Large Cap Value Portfolio
                             Small Cap Value Portfolio
                             Technology & Communications Portfolio

                      STRONG Discovery Fund II Portfolio
                             Growth Fund II Portfolio
                             Opportunity Fund II Portfolio

              WARBURG PINCUS International Equity Portfolio
                             Post-Venture Capital Portfolio
                             Small Company Growth Portfolio

4.FEE TABLE
This information is intended to assist you in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. It reflects expenses of the Separate Account as well as the Portfolios. The tables below do not reflect any deductions for premium taxes or Federal income tax expenses that are determined solely from the amount of premiums received. We currently deduct any applicable premium taxes from your Contract Value on the Annuity Date or when proceeds are paid. We do not currently deduct any Federal income tax expense. See CHARGES on page of the prospectus for additional information.
CONTRACT OWNER EXPENSES (as a percentage of purchase payments)
 Sales Charge Imposed on Purchases             0.00%
 Maximum Contingent Deferred Sales Charge (1)  5.00%
 Surrender Charge                              0.00%
 Exchange Fee                                  0.00%
 ANNUAL MAINTENANCE CHARGE (2)               $30.00
 SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average account value)
 Mortality and Expense Risk Fees               0.75%
 Account Fees and Expenses:
 Administrative Charge                         0.05%
 Total Separate Account Annual Expenses        0.80%
(1)  The    m    aximum    c    ontingent    d    eferred    s    ales
   c    harge decreases 1% each year so there is no charge after 5 years. Each year up to 10% of total purchase payments may be withdrawn without a contingent deferred sales charge. The contingent deferred sales charge is based solely on the Contract Year - additional purchase payments do not cause the contingent deferred sales charge percentages to start over.
(2) The annual maintenance charge is a single $30 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. The annual maintenance charge is currently waived for Contracts with at least $25,000 of accumulated purchase payments less any withdrawals. In the Examples, the annual maintenance charge is approximated as a 0.02% annual asset charge based on the experience of the contracts.
PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)
                       MANAGEMENT OTHER    TOTAL ANNUAL
                       FEES       EXPENSES EXPENSES
FIDELITY   1
ASSET MANAGER          0.   55%   0.10%     0.65%
MONEY MARKET           0.21%      0.   10%  0.31    %
INVESTMENT GRADE BOND  0.4   4%   0.14    % 0.58%
HIGH INCOME            0.59%      0.12%     0.71%
EQUITY-INCOME          0.5   0%   0.08    % 0.58%
INDEX 500              0.   24%   0.04    % 0.28%2
GROWTH                 0.   60%   0.09    % 0.69%
OVERSEAS               0.7   5%   0.17%     0.92    %
ASSET MANAGER:
GROWTH                 0.60%      0.17%     0.7    7%
CONTRAFUND             0.6   0%   0.11%     0.71    %
GROWTH OPPORTUNITIES   0.6   0%   0.14%     0.74    %
BALANCED               0.4   5%   0.16%     0.61    %
GROWTH & INCOME        0.   49%   0.21%     0.70    %
   MORGAN STANLEY
   EMERGING MARKETS
DEBT                   0.09%      1.21%     1.30%3
   EMERGING MARKETS
EQUITY                 0.00%      1.75%     1.75%3
   GLOBAL EQUITY       0.00%      1.15%     1.15%3
   INTERNATIONAL
MAGNUM                 0.00%      1.15%     1.15%3
PBHG
SELECT 20              0.   61%   0.59    % 1.20%4
GROWTH II              0.   61%   0.59%     1.20    %4
LARGE CAP VALUE        0.   05%   0.95    % 1.00%4
SMALL CAP VALUE        0.74%      0.46    % 1.20%4
TECHNOLOGY &
COMMUNICATIONS         0.   58%   0.62    % 1.20%4
STRONG
DISCOVERY FUND II      1.00%      0.1   8%  1.18    %
GROWTH FUND II         1.00%      0.20%     1.20%5
OPPORTUNITY FUND II    1.00%      0.   15%  1.15    %
WARBURG PINCUS
INTERNATIONAL EQUITY   1.00%      0.35%     1.35    %6
POST-VENTURE CAPITAL   1.07%      0.33%     1.40%6
SMALL COMPANY GROWTH   0.90%      0.   24%  1.14    %6
1) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, certain Funds have entered into arrangements with their custodian and transfer agent whereby
interest earned on uninvested cash balances    was     used to reduce
custodian expenses. Including these reductions, the total operating
expenses presented in the table would have been .5   7    % for
Equity-Income Portfolio, .67% for Growth Portfolio, .9   0    % for
Overseas Portfolio, .   64    % for Asset Manager Portfolio,
 .   68    % for Contrafund Portfolio, .   76    % for Asset Manager:
Growth Portfolio, .7   3    % for Growth Opportunities Portfolio,
 .   60    % for Balanced Portfolio    and .71% for High Income
Portfolio    .
2) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the Fund's management
fee, other expenses and total expenses would have been .2   7    %,
 .   13    % and .4   0    %, respectively.
3) Morgan Stanley Asset Management, Inc.    ("MSAM")     with respect
to the Portfolios, has voluntarily waived receipt of its management fees and agreed to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to
exceed the respective percentage of average daily net assets.    MSAM
may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, "Management Fees", "Other Expenses" and "Total Annual Expenses", respectively, would be as follows: Emerging Markets Debt Portfolio - 0.80%, 1.26%, 2.06%; Emerging Markets Equity Portfolio - 1.25%, 2.62%, 4.12%%; Global Equity Portfolio - 0.80%, 1.63%, 2.43%; International Magnum Portfolio
- 0.80%, 1.98%, 2.78%.
   4) Pilgrim Baxter & Associates, Ltd. (the "Adviser") has voluntarily agreed to waive or limit it's Advisory Fees or assume Other Expenses in an amount that operates to limit Total Operating Expenses of the Portfolios to not more than of the 1.20% of the average daily net assets of the Growth II, Small Cap Value, Technology & Communications and Select 20 Portfolios and to not more than 1.00% of the average daily net assets of the Large Cap Value Portfolio, through December 31, 1998. Total Operating Expenses include, but are not limited to, expenses such as investment advisory fees, transfer agent fees and legal fees. Such waivers of Advisory fees and possible assumptions of Other Expenses by the Adviser is subject to a possible reimbursement by the Portfolios in future years if such reimbursement can be achieved within foregoing annual expense limits. Such fee waiver/expense reimbursement arrangements may be modified or terminated at any time after December 31, 1998. Absent such fee waivers/expense reimbursements the Advisory Fees and estimated Total Operating Expenses for the Growth II, Small Cap Value, Large Cap Value, Technology & Communications and Select 20 Portfolios would be 0.85%, and 1.44%; 1.00% and 1.46%; .65% and 1.60%; .85% and 1.47%; and
 .85% and 1.44%, respectively.
   5) Strong Capital Management, Inc., the investment Adviser, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.
   6) Management Fees, Other Expenses and Total Annual Expenses for the International Equity, Post-Venture Capital and Small Company Growth Portfolios are based on actual expenses for the fiscal year ended December 31, 1997, net any fee waivers or expense reimbursements. Without such waivers or reimbursements, Management Fees would have equaled 1.00%, 1.25% and 0.90%; Other Expenses would have equalled 0.40%, 0.33% and 0.27%; and Total Annual Expenses would have equalled 1.40%, 1.58% and 1.15% for the International Equity and Small Company Growth Portfolios, respectively. The Portfolios' investment Adviser and co-administrator have undertaken to limit each Portfolio's Total Annual Expenses to the limits shown in the table above through December 31, 1998.

EXAMPLES
If you assume that Contract Owner expenses are as shown above, and that each Portfolio's annual return is 5% annually and its operating expenses are just as described above, then for every $1,000 of purchase payments, here's how much you would have paid in total expenses if you surrendered your Contract after the number of years indicated, or if you annuitize your contract during the first year.
                          ONE THREE  FIVE TEN
                         YEAR YEARS  YEARS YEARS
FIDELITY
   ASSET MANAGER          $62 $76      $90 $176
   MONEY MARKET            58 66        72 137
   INVESTMENT GRADE BOND   61 74        87 168
   HIGH INCOME             62 78        93 182
   EQUITY-INCOME           61 74        87 168
   GROWTH                  62 78        92 180
   OVERSEAS                64 85       104 205
   INDEX 500               58 65        71 134
   ASSET MANAGER: GROWTH   63 80        97 189
   CONTRAFUND              62 78        93 182
   GROWTH OPPORTUNITIES    63 79        95 186
   BALANCED                61 75        88 171
   GROWTH & INCOME         62 78        93 181
   MORGAN STANLEY
   EMERGING MARKETS DEBT   68 96       124 245
   EMERGING MARKETS EQUITY 72 109      147 290
   GLOBAL EQUITY           67 92       116 230
   INTERNATIONAL MAGNUM    67 92       116 230
   PBHG
   GROWTH II               67 93       119 235
   LARGE CAP VALUE         65 87       109 214
   SELECT 20               67 93       119 235
   SMALL CAP VALUE         67 93       119 235
   TECHNOLOGY &
COMMUNICATIONS             67 93       119 235
   STRONG
   DISCOVERY FUND II       67 93       118 233
   GROWTH FUND II          67 93       119 235
   OPPORTUNITY FUND II     67 92       116 230
   WARBURG PINCUS
   INTERNATIONAL EQUITY    68 98       126 250
   POST-VENTURE CAPITAL    69 99       129 255
   SMALL COMPANY GROWTH    66 91       116 229
If you do not surrender your Contract or if you annuitize after the first contract year, here is what your total expenses would be on a $1,000 investment, assuming a 5% annual return on your assets:
                           ONE THREE FIVE  TEN
                          YEAR YEARS YEARS YEARS
FIDELITY
   ASSET MANAGER           $15 $46     $80 $176
   MONEY MARKET             12 36       62 137
   INVESTMENT GRADE BOND    14 44       77 168
   HIGH INCOME              16 48       83 182
   EQUITY-INCOME            14 44       77 168
   GROWTH                   15 48       82 180
   OVERSEAS                 18 55       94 205
   INDEX 500                11 35       61 134
   ASSET MANAGER: GROWTH    16 50       87 189
   CONTRAFUND               16 48       83 182
   GROWTH OPPORTUNITIES     16 49       85 186
   BALANCED                 15 45       78 171
   GROWTH & INCOME          15 48       83 181
   MORGAN STANLEY
   EMERGING MARKETS DEBT    22 66      114 245
   EMERGING MARKETS EQUITY  26 80      137 290
   GLOBAL EQUITY            20 62      106 230
   INTERNATIONAL MAGNUM     20 62      106 230
   PBHG
   GROWTH II                21 63      109 235
   LARGE CAP VALUE          18 57       99 214
   SELECT 20                21 63      109 235
   SMALL CAP VALUE          21 63      109 235
   TECHNOLOGY &
COMMUNICATIONS              21 63      109 235
   STRONG
   DISCOVERY FUND II        20 63      108 233
   GROWTH FUND II           21 63      109 235
   OPPORTUNITY FUND II      20 62      106 230
   WARBURG PINCUS
   INTERNATIONAL EQUITY     22 68      116 250
   POST-VENTURE CAPITAL     23 69      119 255
   SMALL COMPANY GROWTH     20 62      106 229

THESE FIGURES ILLUSTRATE THE COMBINED EFFECT OF ALL CURRENT CHARGES. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
THE OTHER FUNDS ANNUAL EXPENSES AND THESE EXAMPLES ARE BASED ON DATA PROVIDED BY THE OTHER FUNDS. THE COMPANY HAS NO REASON TO DOUBT THE ACCURACY OR COMPLETENESS OF THAT DATA, BUT THE COMPANY HAS NOT VERIFIED THE OTHER FUNDS' FIGURES. IN PREPARING THE OTHER FUNDS' EXPENSE TABLE AND EXAMPLES ABOVE, THE COMPANY HAS RELIED ON THE FIGURES PROVIDED BY THE OTHER FUNDS.

5.FACTS ABOUT EMPIRE FIDELITY INVESTMENTS LIFE,
THE VARIABLE ACCOUNT AND THE FUNDS

EMPIRE FIDELITY INVESTMENTS LIFE
Empire Fidelity Investments Life Insurance Company is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, together with the various trusts for the benefit of Johnson family members, through their ownership of voting common stock form a controlling group with respect to FMR Corp.
THE VARIABLE ACCOUNT
   The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").
We own the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts. There are currently twenty-eight Subaccounts in the Variable Account. Five Subaccounts invest exclusively in shares of a specific portfolio of the Variable Insurance Products Fund. Five Subaccounts invest exclusively in shares of a specific portfolio of the Variable Insurance Products Fund II. Three portfolios invest exclusively in shares of a specific portfolio of the Variable Insurance Products Fund III. There are currently 15 other investment options offered by four different mutual fund
investment    A    dvisers.
   THE FUNDS
FIDELITY
The    Fidelity Funds are     Variable Insurance Products Fund,
Variable Insurance Products Fund II, and Variable Insurance Products Fund III, each is an open-end, diversified management investment company organized by Fidelity Management & Research Company. Each is the type of investment company commonly known as a series mutual fund. The investment objectives of the Funds are described below. There is, of course, no assurance that any portfolio will meet its investment objective.
VARIABLE INSURANCE PRODUCTS FUND
MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. It invests only in high-quality money market instruments. The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. The Fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates.
HIGH INCOME PORTFOLIO seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income
securities. In choosing these securities   ,     growth of capital
will also be considered. A Fund's level of risk and potential reward depend on the quality and maturity of its investments. The Fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the Fund's greater price movements and credit risks.
EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these
securities   ,     the portfolio will also consider the potential for
capital appreciation. The portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. The Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The Fund is designed for those who want some income from equity and bond investments, but also want to be invested in the stock market for its long-term growth potential.
GROWTH PORTFOLIO seeks to achieve capital appreciation normally through the purchase of common stocks (although the portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other types of securities, including bonds and preferred stocks. The Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The Fund is designed for those who want to pursue growth wherever it may arise, and who understand that this strategy often leads to investments in smaller, less well-known companies. The Fund invests for growth and does not pursue an income strategy.
OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities. Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States. The Fund may be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world. However, it is important to note that investments in foreign securities involve risks in addition to those of U.S. investments.In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the Fund invests. VARIABLE INSURANCE PRODUCTS FUND II
ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term, fixed income instruments. The Fund may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term instruments and other types of
securities   . T    he Fund spreads its assets among all three asset
classes   ,     moderating both its risk and return potential. Because
the Fund owns different types of investments, the performance is affected by a variety of factors. The value of each Fund's investments and the income generated will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. Performance also depends on FMR's skills in allocating assets.
INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital by investing
in a broad range of investment-grade   ,     fixed-income securities.
The Fund may be appropriate for investors who want high current income from a portfolio of investment-grade debt securities. A Fund's level of risk and potential reward depend on the quality and maturity of its investments. With its focus on medium- to high-quality investments, the Fund has a moderate risk level and yield potential.
INDEX 500 PORTFOLIO seeks to provide investment results that correspond to the total return (i.e. the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500
Composite Stock Price Index.    The portfolio may not always hold all
of the same securities as the S&P 500. The Adviser may choose, if extraordinary circumstances warrant, to exclude an index stock from the fund and substitute a similar stock if doing so will help the fund
achieve its objective.     The Fund may be appropriate for investors
who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The Fund is designed for those who want to pursue growth of capital and current income through a portfolio of securities that broadly represents the U.S. stock market, as measured by the S&P 500. The Fund seeks to keep expenses low as it attempts to match the return of the S&P 500. Because the Fund seeks to track, rather than beat, the performance of the S&P 500, it is not
managed in the same manner as other funds. The Fund    is managed by
FMR, which handles its business affairs. Bankers Trust Company, (BT), Index 500 Portfolio's sub-adviser, chooses the Fund's investments. FMR supervises the sub-adviser and, in conjunction with the Board of Trustees, reviews the sub-adviser's performance of its duties. BT also acts as Index 500 Portfolio's custodian.
ASSET MANAGER: GROWTH PORTFOLIO seeks maximum total return over the long-term by allocating its assets among an aggressive mix of domestic and foreign stocks, bonds and short-term fixed income instruments. The Fund may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities, in one fund. The Fund, while spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. Because the Fund owns different types of investments, their performance is affected by a variety of factors. The value of each Fund's investments and the income they generate will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. Performance also depends on FMR's skills in allocating assets.
CONTRAFUND PORTFOLIO seeks long-term capital appreciation by investing in equity securities of companies considered undervalued or
out-of-favor by the Fund's Adviser.    The Fund normally invests
primarily in Common Stock and Securities Convertible into Common Stock, but it has the flexibility to invest in other types of
Securities.     The Fund may be appropriate for investors who are
willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The Fund is designed for those who are looking for an investment approach that follows a contrarian philosophy.
VARIABLE INSURANCE PRODUCTS FUND III
GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities. The Fund may also invest in equity securities that are not paying dividends, but offer the potential for capital appreciation of future income. The Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The Fund is designed for those who seek a combination of growth and income from equity and some bond investment.
GROWTH OPPORTUNITIES PORTFOLIO seeks capital growth by investing in a wide range of common domestic and foreign stocks, and securities convertible into common stocks. Although the Fund invests primarily in common stock, it has the ability to purchase securities, such as
preferred stock   s     and bonds that may produce capital growth. The
value of the Fund's investments and, as applicable, the income they generate will vary from day to day, and generally reflect changes in market conditions, interest rates, and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors.
BALANCED PORTFOLIO seeks both income and growth of capital by investing in a broad selection of stocks, bonds, and convertible securities. When FMR's outlook is neutral, it will invest approximately 60% of the Fund's assets in equity securities and will always invest at least 25% of the Fund's assets in fixed income securities. The value of the Fund's investments and, as applicable, the income they generate will vary from day to day, and generally reflect changes in market conditions, interest rates, and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors.
MORGAN STANLEY ASSET MANAGEMENT INC.
EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in Fixed Income Securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived credit worthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Under normal market conditions, the Portfolio will invest a large portion of its total assets in Government Fixed Income Securities, including Loan Participations and Assignments between governments and financial institutions, securities issued by government owned, controlled or sponsored entities and securities of entities organized to restructure outstanding debt of such issuers. In selecting Emerging Market Country Fixed Income Securities for the Portfolio, Morgan Stanley Asset Management Inc.
(   "    MSAM") will apply a market risk analysis   ,
contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. As opportunities to invest in debt securities in other countries develop, the Portfolio expects to expand and further diversify the universe of emerging market countries in which it invests. The Portfolio maybe appropriate for those who seek a high level of current income from Emerging Market Country Securities that are Fixed Income Securities, while holding the potential for capital appreciation.
EMERGING MARKETS EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in Equity Securities of emerging market country issuers with a focus on those in which MSAM believes the economies are developing strongly and in which the markets are becoming more sophisticated. The Portfolio may be appropriate for those who seek to achieve long-term capital appreciation by investing in Emerging Market Country Securities. By including emerging market country investments in their portfolio, investors can achieve additional diversification and participate in growth opportunities in emerging market countries. Under normal market conditions, a large percentage of the total assets of the Portfolio will be invested in Emerging Market Country Equity Securities. There are currently over 130 countries which, in the opinion of MSAM, are generally considered to be emerging or developing countries by the international financial community, approximately 40
of which currently have stock markets. As marke   t    s in other
countries develop, the Portfolio expects to expand and further diversify the emerging market countries in which it invests.
GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in Equity Securities of issuers throughout the world, including U.S. issuers and issuers in emerging market countries, using an approach that is oriented to the selection of individual stocks that MSAM believes are undervalued. The Portfolio may be appropriate for investors who seek to pursue their investment goals in markets throughout the world, including the United States. By including international investments in their portfolio, investors can achieve additional diversification and participate in growth opportunities around the world. Under normal circumstances, a substantial amount of the total assets of the Portfolio will be invested in Equity Securities, and a lesser percentage of the Portfolio's assets will be invested in Common Stocks of U.S. issuers and the remaining equity position will be invested in at least three countries other than the United States. MSAM's approach is oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, MSAM initially identifies those stocks that it
believes to be undervalued in relation to the issuer   '    s assets,
cash flow, earnings and revenues, and then evaluates the future value of such stocks by running the results of an in-depth study of the issuer through a dividend discount model. In selecting investments, MSAM utilizes the research of a number of sources, including Morgan Stanley Capital International, an affiliate of MSAM located in Geneva, Switzerland.
INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in Equity Securities of non U.S. issuers domiciled in EAFE countries, pursuant to weightings determined by MSAM. The Portfolio may be appropriate for investors who seek to pursue their investment goals in markets outside of the United States. By including international investments in their portfolio, investors can achieve additional diversification and participate in growth opportunities
around the world. The countries in which the Portfolio    primarily
    will        invest are those comprising the Morgan Stanley Capital
International EAFE Index, which includ   e     Australia, Japan, New
Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (each an "EAFE
country", and collectively the "EAFE countries").    The Portfolio may
invest up to 5% of its total assets in the securities of issuers
domiciled in non-EAFE countries.     Under normal market conditions, a
large percentage of the total assets of the Portfolio will be invested in Equity Securities of issuers in at least three different EAFE countries.
PBHG
SELECT 20 PORTFOLIO seeks long-term growth of capital. The Portfolio will normally be substantially invested in equity securities (including ADRs and foreign equity securities). The equity securities in which the Portfolio will invest are common stocks, warrants and rights to purchase common stocks, and debt securities and preferred stocks that are convertible into common stocks. Under normal market conditions, the Portfolio will invest at least 65%of its total assets in equity securities of a limited number (i.e., no more than 20 stocks) of large capitalization companies that, in Pilgrim Baxter & Associates, Ltd.'s (the "Adviser") opinion, have a strong earnings growth outlook and potential for capital appreciation. Such large companies have market capitalization in excess of $1 billion. Because the Portfolio focuses on equity securities of a small number of companies, the impact of a change in value of a single stock holding may be magnified.
   GROWTH II     PORTFOLIO seeks capital appreciation and will
normally be as fully invested as practicable in common stocks and securities convertible into common stocks. Under normal market
conditions, the Portfolio will invest at least 65%        of its total
assets in common stocks and convertible securities of small and medium sized growth companies (market capitalization or annual revenues up to $4 billion). The Portfolio will seek to achieve its objective by investing in companies believed by the Adviser to have an outlook for strong earnings growth and the potential for significant capital appreciation. Securities will be sold when the Adviser believes that anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects, or the risk of a decline in market price is too great. The Portfolio will likely have somewhat greater volatility than the stock market in general. Because the investment techniques employed by the Adviser are responsive to near-term earnings trends of the companies whose securities are owned
by the Portfolio,    p    ortfolio turnover can be expected to be
fairly high.
   LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital and income. Current income is a secondary objective. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in a diversified Portfolio of equity securities of large capitalization companies which, in the opinion of the Adviser and Pilgrim Baxter Value Investors, Inc. (the "Sub-Adviser"), are undervalued or overlooked by the market. In selecting investments for the Portfolio, the Adviser and Sub-Adviser emphasize fundamental investment value and consider the following factors, among others, in identifying and analyzing a security's fundamental value: the relationship of a company's potential earnings power to its current stock price; continuing dividend income and the potential for increasing dividend growth; a strong balance sheet with low financial leverage; low price/earnings ratio relative to other similar companies; and potential for favorable business developments.
   SMALL CAP VALUE PORTFOLIO seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified Portfolio of common stocks of small companies with market capitalizations in the range of companies represented in the Russell 2000 Index which are considered to be relatively undervalued based on certain proprietary measures of value. In selecting investments for the Portfolio, the Adviser and Sub-Adviser emphasize fundamental investment value and consider the following factors, among others, in identifying and analyzing a security's fundamental value: the relationship of a company's potential earnings power to its current stock price; current dividend income and the potential for current dividends; low price/earnings ratio relative to other similar companies; strong competitive advantages, including a recognized brand or trade name or niche market position; sufficient resources for expansion; capability of management; and favorable overall business prospects.
   TECHNOLOGY & COMMUNICATIONS PORTFOLIO seeks long-term growth of capital. Current income is incidental to the Portfolio's objective. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of companies which rely extensively on technology or communications in their product development or operations, or which are expected to benefit from technological advances and improvements, and that may be experiencing exceptional growth in sales and earnings driven by technology-or communication-related products and services. Such technology and communications companies may be in different industries or fields, including computer software and hardware, electronic components and systems, network and cable broadcasting, telecommunications, mobile communications, satellite communications, defense and aerospace, transportation systems, data storage and retrieval, biotechnology and medical, and environmental. As a result of this focus, the Portfolio offers investors the significant growth potential of companies that may be responsible for breakthrough products or technologies or that are positioned to take advantage of cutting-edge developments. The Portfolio's stock holdings can range from small companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing and marketing such scientific advances.
STRONG
DISCOVERY FUND II PORTFOLIO seeks capital growth. The Fund invests in securities that the Adviser believes represent attractive growth opportunities. The Fund normally emphasizes equity securities, although it has the flexibility to invest in any type of security that the Adviser believes has the potential for capital appreciation. The Fund may invest up to 100% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may also invest up to 100% of its assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities. Although the debt obligations in which it invests will be primarily investment-grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations. The Fund may also invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depository receipts. The Adviser attempts to identify companies that are poised for accelerated earnings growth due to innovative products or services, new management, or favorable economic or market cycles. These companies may be small, unseasoned firms in early stages of development, or they may be mature organizations.
GROWTH FUND II PORTFOLIO seeks capital growth. The Fund invests primarily in equity securities that the Adviser believes have above-average growth prospects. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Adviser perceives that they are more attractive than stocks on a long-term basis. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations. The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts. The Fund generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. In identifying companies with favorable growth prospects, the Adviser ordinarily looks to certain other characteristics, such as prospects for above-average sales and earnings growth; high return on invested capital; overall financial strength, including sound financial and accounting policies and a strong balance sheet; competitive advantages, including innovative
products and service   s    ; effective research, product development
and marketing; and stable, capable management.
OPPORTUNITY FUND II PORTFOLIO seeks capital growth. The Fund invests primarily in equity securities and currently emphasizes investments in medium-sized companies the Adviser believes are
under   -    researched and attractively valued. The Fund will invest
at least 70% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. Under normal market conditions, the Fund expects to be fully invested in equities. The Fund may, however, invest up to 30% of its net assets in debt obligations, including intermediate-to long-term corporate or U.S. government debt securities, and when the Adviser determines that market conditions warrant a temporary defensive position, it may use that allowance to invest up to 30% of its net assets in cash and short-term fixed-income securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations. The Fund may also invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts. In selecting its equity investments, the Adviser seeks to identify attractive investment opportunities that have not become widely recognized by other stock analysts or the financial press. Through first-hand research that often includes on-site visits with the leaders of companies, the Adviser looks for companies with fundamental value or growth potential that is not yet reflected in their current market prices. In many cases, companies in the small- and medium-capitalization markets are under-followed and, as a result, less efficiently priced than their larger, better-known counterparts. The Fund's investments are therefore likely to consist, in part, of securities in small- and medium-sized companies. Many of these companies may have successfully emerged from the start-up phase and have potential for future growth. Because of their longer track records and more seasoned management, they generally pose less investment uncertainty than do the smallest companies. In general, smaller-capitalization companies often involve greater risks than investments in established companies.
WARBURG PINCUS
INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing in equity securities of non-U.S. issuers. The Portfolio pursues its investment objective by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgement of the Adviser, have their principal business activities and interests outside of the United States. The Portfolio will ordinarily invest substantially all of its assets in common stocks, warrants and securities convertible into or exchangeable for common stocks, and will generally invest in at least three countries other than the United States. The Portfolio intends to be widely diversified across securities of many corporations located in a number of foreign countries. The Adviser anticipates, however,
that the Portfolio from time to time    may     invest a significant
portion of its assets in a single country such as Japan, which may involve special risks. In appropriate circumstances, such as when a direct investment by the Portfolio in the securities of a particular country cannot be made or when the securities of an investment company are more liquid than the underlying portfolio securities, the Portfolio may invest in the securities of closed-end investment companies that invest in foreign securities. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets. International investment entails special risk considerations, including currency fluctuations, lower liquidity, economic instability, political uncertainty and differences in accounting methods.
POST-VENTURE CAPITAL PORTFOLIO seeks long-term growth of capital. The Portfolio pursues an aggressive investment strategy by investing primarily in equity securities of companies considered by the Adviser to be in their post-venture capital stage of development. Although the Portfolio may invest up to 10% of its assets in venture capital and other investment Funds, the Portfolio is not designed primarily to provide venture capital financing. Rather, under normal market conditions, the Portfolio will invest up to at least 65% of its total
assets in equity securitie   s of "    post-venture capital
companies." A post-venture capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. The investment of venture capital financing, distribution of such company's securities to venture capital investors, or initial public offering ("IPO"), whichever is later, will have been made within ten years prior to the Portfolio's purchase of the company's securities. The Adviser believes that venture capital participation in a company's capital structure can lead to revenue/earnings growth rates above those of older, public companies such as those in the Dow Jones Industrial Average or the Fortune 500. Up to 10% of the Portfolio's assets may be invested in United States or foreign private limited partnerships or other investment Funds ("Private Funds") that themselves invest in equity or debt securities of (a) companies in the venture capital or post-venture capital stages of development or (b) companies engaged in special situations or changes in corporate control, including buyouts. Because of the nature of the Portfolio's investments and certain strategies it may use, such as investing in Private Funds, an investment in the Portfolio should be considered only for the aggressive portion of an investor's portfolio and may not be appropriate for all investors.
SMALL COMPANY GROWTH PORTFOLIO seeks capital growth by investing primarily in equity securities of small sized domestic
companie   s     that represent attractive opportunities for capital
growth.    The Portfolio considers a "small" company to be one that
has a market capitalization, measured at the time of the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. (As of January 31, 1998, the Russell 2000 Index included companies with market capitalizations between $23.7 million and $2.7 billion.)
    It is anticipated that the Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. Small companies may still be in the development stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process. The Portfolio may also invest in securities of emerging growth companies, which can be either small- or medium-sized companies that have passed their start up phase and that show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time. Emerging growth companies generally stand to benefit from new products or services, technological developments or changes in management and other factors and include smaller companies experiencing unusual developments affecting their market value.
Shares of the Funds may also be sold to a variable life separate account of Empire Fidelity Investments Life and to variable annuity and variable life separate accounts of other affiliated and unaffiliated insurance companies. For a discussion of the possible consequences associated with having the Fidelity Funds available to such other separate accounts, see RESOLVING MATERIAL CONFLICTS on page
 .
The investment    A    dviser for the Fidelity Funds is Fidelity
Management & Research Company, a registered adviser under the
   i    nvestment Advisers Act of 1940. Fidelity Management & Research
Company is the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related
support facilities. As of December 31, 199   7    , it advised funds
having more than    34     million shareholder accounts with a total
value of more than $   529     billion. The portfolios of the Fidelity
Funds, as part of their operating expenses, pay an investment management fee to Fidelity Management & Research Company. These fees are part of the Funds' expenses. See the prospectuses for the Funds
for discussions of the Funds' expenses.   . Fidelity Investments Money
Management, Inc. (FIMM), a subsidiary of FMR, chooses investments for Money Market Portfolio. Beginning January 1, 1999, FIMM will choose investments for Investment Grade Bond Portfolio. Beginning January 1, 1999, FIMM will choose certain types of investments for Asset Manager, Asset Manager: Growth, and Balanced Portfolios. Foreign affiliates of FMR may help choose investments for some of the Funds. Bankers Trust Company (BT) is a wholly-owned subsidiary of Bankers Trust New York Corporation, the seventh largest bank holding company in the United States. BT currently serves as sub-adviser to Index 500 Portfolio and manages the Fund's portfolio.
   The investment Adviser for the Morgan Stanley Universal Funds, Inc. is Morgan Stanley Asset Management Inc., which is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., which is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services. MSAM, a registered Investment Adviser under the Investment Advisers Act of 1940, as amended, serves as investment Adviser to numerous open-end and closed-end investment companies, as well as to employee benefit plans, endowment funds, foundations and other institutional investors. MSAM's principal business office is located at 1221 Avenue of the Americas, New York, New York 10020.
   The investment Adviser for the PBHG Insurance Series Fund, Inc. is Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), a professional investment management firm and registered investment Adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of Pilgrim Baxter is United Asset Management Corporation ("UAM"), a New York stock exchange listed holding company principally engaged through affiliated firms, in providing institutional investments management services and acquiring institutional investment management firms. UAM's headquarters are located at One International Place, Boston, Massachusetts 02110. The principal business address of the Adviser is 825 Dupertail Road, Wayne, Pennsylvania 19087. Pilgrim Baxter Value Investors, Inc., the Sub-Adviser, is a wholly owned subsidiary of Pilgrim Baxter and is a registered investment Adviser that was formed in 1940. As with the Adviser, the controlling shareholder of the Sub-Adviser is UAM. The principal business address of the Sub-Adviser is 825 Dupertail Road, Wayne, Pennsylvania 19087.
The investment    A    dviser for the Strong Funds is Strong Capital
Management, Inc. The Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. The Adviser's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Adviser.
The investment    A    dviser for the Warburg Pincus Funds is Warburg
Pincus    Asset Management, Inc    . Incorporated in 1970, Warburg
Pincus is indirectly controlled by Warburg, Pincus & Co.("WP&Co."),
which     Warburg G.P has no business other than being a holding
company of Warburg Pincus and its affiliates. Lionel I. Pincus, the managing partner of WP&Co., may be deemed to control both WP&Co. and Warburg Pincus. Warburg Pincus' address is 466 Lexington Avenue, New York, New York 10017-3147.
You will find more complete information about the Funds, including the risks associated with each portfolio, in their respective prospectuses. You should read them in conjunction with this prospectus.

6.FACTS ABOUT THE CONTRACT

PURCHASE OF A CONTRACT
We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on a non-qualified basis ("Non-qualified Contracts") and as individual retirement annuities ("IRAs") that qualify for special Federal income tax treatment ("Qualified Contracts"). Generally, Qualified Contracts may be purchased only in connection with a "rollover" of funds from another qualified plan, tax sheltered annuity or IRA and contain certain other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See TAX CONSIDERATIONS on page .
To purchase a Non-qualified Contract you must generally make a purchase payment of at least $2,500 and complete an application form. To purchase a Qualified Contract you must generally make a purchase payment of at least $10,000 (unless we consent to a lower minimum) and complete an application form. The proposed Annuitant must be no older
than 80 years old    (for Contracts purchased through a 1035 exchange,
the annuitant must be no older than 85 years old)    . If your
application and initial purchase payment can be accepted in the form received, the payment will be applied to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that the payment is credited and your Contract issued is called the Contract Date. If an incomplete application is received, we will request the information necessary to complete the application. Once the completed application is received, the initial payment will be applied to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.
You may make additional payments to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250. You may make additional payments to a Qualified Contract of additional rollover contributions from another qualified plan, tax sheltered annuity or IRA. See TAX CONSIDERATIONS on page . The smallest such payment we will accept is generally $2,500. Net purchase payments allocated to the variable Subaccounts will be credited to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See ACCUMULATION UNITS on page
 . Net purchase payments allocated to the Guaranteed Account will be credited under your Contract as of the date the payment is received at our Annuity Service Center. See THE GUARANTEED ACCOUNT on page . We may limit the maximum amount of initial or subsequent payments that we will accept from an individual Contract Owner.
FREE LOOK PRIVILEGE
You may return your Contract for a refund within 30 days after you receive it (the "free look period"). If you choose not to retain your Contract, return it to our Annuity Service Center or any authorized representative of Empire Fidelity Investments Life within the free look period. The Contract will be canceled and we will refund promptly your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account. If you are replacing an existing insurance product with the Contract and if you choose not to retain your Contract, it is considered a surrender and any gain since you first purchased your old Contract is taxable.
INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS
The portion of your net purchase payment allocated to the Variable Account will be invested in the variable Subaccounts according to the instructions on your application, based on the next computed respective Accumulation Unit Values of the Subaccounts following receipt of your payment at the Annuity Service Center.
The portion of your net purchase payments allocated to the Guaranteed Account will be credited to the Guaranteed Account on the date your payment is received at the Annuity Service Center.
If you elect to invest in a particular investment option, at least 10% of your purchase payment must be allocated to that option. All percentage allocations must be in whole numbers. Prior to the Annuity Date, you generally may not allocate more than $100,000 (including transfers) to the Guaranteed Account during any one Contract Year. Empire Fidelity Investments Life reserves the right to limit amounts allocated (including transfers) to the Guaranteed Account to $50,000 per Contract Year.
You may currently transfer amounts among variable Subaccounts before the Annuity Date as often as you wish without charge. However, excessive trading activity can disrupt portfolio management strategy and increase portfolio expenses, which are borne by all Contract Owners participating in the portfolio regardless of their transfer activity. Therefore, we reserve the right to limit the number of transfers permitted, but not to fewer than six per Contract Year. Empire Fidelity Investments Life also reserves the right to charge no more than $15 for each transfer in excess of six per Contract Year. Currently there is no such charge. The request may be in terms of dollars, such as a request to transfer $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may transfer is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may transfer amounts or change your investment allocation with respect to future payments by providing the Annuity Service Center with instructions either in writing or by telephone. Empire Fidelity Investments Life and the Fund reserve the right to revise or terminate the telephone exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. Telephone exchange authorizations will be limited to eighteen per calendar year. Empire Fidelity Invesments Life will not accept exchange requests via fax.
Empire Fidelity Investments Life will not be responsible for any losses resulting from unauthorized telephone reallocations if it follows reasonable procedures designed to verify the identity of the
caller. Empire Fidelity Investments Life may    record     calls. You
should verify the accuracy of your confirmation statements immediately after you receive them.
In some cases, contracts may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make transfers and exchanges among the sub-accounts on the basis of perceived market trends. Because the large transfers of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.
The right to exchange contract values among sub-accounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on behalf of a Contract Owner(s). In modifying such rights, the Company may, among other things, decline to accept
(1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. The Company will impose such restrictions only if it believes that doing so will prevent harm to other Contract Owners.
When a transfer between variable Subaccounts is requested, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which the request is received at our Annuity Service Center. That amount will generally be credited to the new Subaccount at the same time. However, when (1) you are making a transfer to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order and (2) the Subaccount from which the transfer is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available, then the crediting of the amount transferred to the new Subaccount may be delayed until the Subaccount from which the transfer is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount transferred will be uninvested. You may currently transfer amounts from the variable Subaccounts to the Guaranteed Account before the Annuity Date as often as you wish (with one exception described below) without charge. The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options, the percentages must be in whole numbers.
   The amount that may be transferred from the Guaranteed Account will be determined by the company, at its sole discretion, but will not be less than 25% of the amount invested in the Guaranteed Account. When the maximum amount is less than $1000 we permit a transfer of up to $1000. You may make one transfer out of the guaranteed account during each Contract Year. A transfer into the Guaranteed Account is not permitted during the 12-months following a transfer out of the Guaranteed Account. When amounts are withdrawn or transferred out of the Guaranteed Account the amounts that have been credited to the Guaranteed Account for the shortest time are withdrawn first. For the month of May 1998, up to 100% of the amounts in the Guaranteed Account may be transferred even if you have already made a Guaranteed Account transfer in this Contract Year. Beginning in June 1998 the maximum withdrawal amount will again be 25% of the amount invested in the Guaranteed Account. At the end of the current renewal interest guarantee period, January 31, 1999 the amount that may be transferred for the month of February will be declared and will not be less than
the minimums specified above.     See THE GUARANTEED ACCOUNT on page .
The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of Contract Value in light of market conditions and your financial objectives. Transfers after the Annuity Date are subject to different limitations. See FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS on page .
ACCUMULATION UNITS
When your net purchase payments are allocated to a selected variable Subaccount, they result in a particular number of Accumulation Units being credited to your Contract. The number of Accumulation Units credited is determined by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e., each day that there is trading on the New York Stock Exchange) with the Net Rate of Return of the Subaccount. The Net Rate of Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See NET RATE OF RETURN FOR A SUBACCOUNT on page .
WITHDRAWALS
You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. Certain withdrawals, however, are subject to a penalty tax. See TAX CONSIDERATIONS on page . You may not make a partial withdrawal that, including the appropriate withdrawal charge, would reduce your Contract Value to less than $2,500. Partial withdrawals (plus any applicable withdrawal charge) will be taken from your Contract Value invested in the Variable Account. If the total amount exceeds your Contract Value invested in the Variable Account, the excess will be deducted from the Guaranteed Account. Unless you request otherwise, the amount deducted from the Variable Account will be allocated in the variable Subaccounts in the same proportion as the value in each bears to the Variable Account Contract Value on the date of the partial withdrawal. We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven
days after we receive a w   i    thdrawal request. We may defer
payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Guaranteed Account under any circumstances for not more than six months. See POSTPONEMENT OF PAYMENT on page .
   At some future date a Contract Owner may elect in writing on a form provided by the Company to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. A $10,000 minimum Contract Value will be required to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If the systematic withdrawal amount exceeds your Contract Value invested in the Variable Account, the excess will be deducted from the Guaranteed Account. The withdrawal charge may also
apply to systematic withdrawals as set forth in the     Withdrawal
Charge    section on page . If a systematic withdrawal would bring the
Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.
   Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal.
   Empire Fidelity Investments Life reserves the right to modify or discontinue the systematic withdrawal program.
SIGNATURE GUARANTEE
A signature guarantee is designed to protect you and Empire Fidelity Investments Life from fraud. Disbursement requests must include a signature guarantee if any of the following situations apply:
1. Your    contract     registration has changed within the last 30
days.
2. You wish to withdraw more than $25,000.
3. The check is being mailed to a different address than the one on
your    contract     (record address).
4. The check is made payable to someone other than the Owner.
   5. The address of record on the contract has changed in the past 30 days and the request is for $10,000 or more.
   6. The proceeds are being wired to a Fidelity account with different owner(s) than your annuity Contract.
   7    . In other circumstances where we deem it necessary for the protection of you, the customer (e.g. the signature does not resemble the signature we have on file).
You should be able to obtain a signature guarantee from a bank, broker dealer (including Fidelity Investor Centers), credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
CHARGES
The following are all the charges we make under your Contract.
1. PREMIUM TAXES. In general, we do not currently deduct any amount from your payments for premium taxes. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payments and we reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.
2. FEDERAL INCOME TAXES. We reserve the right to deduct a charge for the purpose of recovering a portion of our Federal income tax expense that is determined solely from the amount of premiums received. No such charge is currently being deducted. Therefore, the entire amount of your purchase payments are currently being allocated to the investment options you select.
3. ADMINISTRATIVE CHARGES. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, maintaining necessary systems and records, and providing reports. We seek to cover these expenses by two types of administrative charges: an annual maintenance charge and a daily administrative charge.
Currently, on each Contract Anniversary before the Annuity Date an annual maintenance charge of $30 is deducted from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. However, we also reserve the right to assess this charge against all Contracts. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur.
Prior to the Annuity Date, the annual maintenance charge will be deducted from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge when the Contract is surrendered.
Each day, we also deduct from the assets of the Subaccounts a percentage of those assets equivalent to an effective annual rate of 0.05%. As a charge against the Subaccounts, this administrative charge is not assessed against your Contract Value allocated to the Guaranteed Account. This charge is guaranteed never to be increased above an effective annual rate of 0.25%.
4. MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily asset charge for our assumption of mortality and expense risks. This charge is made by deducting daily from the assets of each Subaccount a percentage of those assets equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge is not assessed against your Contract Value allocated to the Guaranteed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%. For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the last surviving Annuitant dies prior to the Annuity Date and prior to age 70. This Death Benefit may be greater than the Contract Value. See DEATH BENEFIT on page . The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.
7.5. WITHDRAWAL CHARGE. We do not assess any sales charge if you keep your Contract in force for more than five years. If you surrender your Contract within the first five Contract Years, we will reduce the amount payable to you by a withdrawal charge (i.e., a contingent deferred sales charge) to compensate us for the expenses of selling and distributing the Contracts. In addition, we will impose a withdrawal charge for sales expenses on certain partial withdrawals during the first five Contract Years. We do not assess any withdrawal charge on the death of the Owner or Annuitant. We currently assess a withdrawal charge upon annuitization if the Contract has been in existence for less than one year. Bearing this in mind, the Contract should be viewed as a long-term investment and insurance product. You may surrender the Contract without any withdrawal charges for thirty days after notification is mailed to you of any of the following events: (1) the renewal interest rate on any portion of your Contract Value allocated to the Guaranteed Account decreased by more than 1% from the expiring interest rate; (2) the maintenance charge is increased above the amount shown in the Contract at issue; or (3) the maintenance charge is imposed on your Contract as a result of a change in practice.
There is no withdrawal charge if you withdraw the value of your Contract in whole or in part after five Contract Years. In addition, during the first five Contract Years, no withdrawal charge is assessed against total withdrawals in each Contract Year of an amount up to 10% of your total purchase payments as of the date of withdrawal. For this purpose, "total purchase payments" refers to all purchase payments made less any amounts previously withdrawn that were subject to a withdrawal charge.
When a partial or full withdrawal is made within the first five Contract Years, the amount of purchase payments withdrawn from your Contract Value (less any amount entitled to the 10% exception) will be subject to a withdrawal charge for sales expenses as follows:
               Withdrawal Charge
               As Percentage of Amount of
 Contract Year Purchase Payments Withdrawn
  1             5%
  2             4%
  3             3%
  4             2%
  5             1%
  6 and later   0%
For purposes of determining this withdrawal charge, any amount you withdraw in excess of amounts entitled to the 10% exception will be considered as a withdrawal of purchase payments until you have withdrawn an amount equal to all your payments. Amounts withdrawn after an amount equal to your aggregate purchase payments has been withdrawn are considered to be withdrawals of investment earnings and are not subject to any withdrawal charge.
Additional purchase payments during the first five Contract Years will increase the dollar amount of the potential withdrawal charge by increasing the amount of payments that may be withdrawn while the withdrawal charge is in effect. Additional payments do not, however, cause the schedule of possible withdrawal charges to start over again. For example, if an additional payment is made during the fifth Contract Year and withdrawn later during that same year, it and all payments withdrawn that year will be subject to a 1% withdrawal charge. Additional payments after the fifth Contract Year will not be subject to any possible withdrawal charge.
Free withdrawals are not cumulative. For example, let us assume that you (1) make an initial purchase payment of $10,000; (2) make no withdrawals during the first Contract Year; (3) make no additional purchase payments; and (4) make a withdrawal of $1,500 in the second Contract Year. Given this example, $1,000 would be free from a withdrawal charge, but $500 would be subject to a withdrawal charge. We will waive the withdrawal charge during the free look period if (a) you purchased your contract (1) by exchanging another annuity contract or life insurance policy, or (2) by trustee to trustee transfer or direct rollover from an IRA or other qualified plan, and (b) (1) you are exchanging the Contract for another annuity contract, or (2) you are making a trustee to trustee transfer or direct rollover of the money in a Qualified Contract to another IRA or a qualified plan.
   Under certain circumstances, we may waive the withdrawal charge for certain Owners who have previously exchanged out of a Retirement Reserves Contract and have since purchased a Retirement Reserves Contract through a 1035 exchange.
Since the Contract is intended to be long-term, we expect that the withdrawal charge will not be sufficient to cover our expenses in selling the Contracts. To the extent that the withdrawal charges are not sufficient, we will pay these expenses from our general assets. These assets may include proceeds from the mortality and expense risk charge described above.
6. TRANSFER CHARGE. We reserve the right to charge no more than $15.00 for each transfer in excess of 6 per Contract Year.
7. FUNDS' EXPENSES. The expenses and charges incurred by the Funds are described in their respective prospectuses.
8. OTHER TAXES. We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. See EMPIRE FIDELITY INVESTMENTS LIFE'S TAXES on page .
DEATH BENEFIT
If the Owner is not the Annuitant and dies before the Annuity Date, we will upon receipt of proof of death at the Annuity Service Center, pay the Contract Value to the Owner's Beneficiary. If no Owner's Beneficiary survives, the Contract Value will be paid to the Owner's estate. If the Owner is the Annuitant and dies prior to the Annuity Date, the entire interest will be paid as if the last surviving Annuitant had died.
If the last surviving Annuitant dies prior to the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Annuitant's Beneficiary you have designated. If the death of the last surviving Annuitant occurs on or before his or her 70th birthday, the Death Benefit will equal the greater of: (1) the purchase payments paid, less any partial withdrawals and charges thereon; and (2) the Contract Value as of the end of the Valuation Period in which proof of death is received at our Annuity Service Center. If the death of the last surviving Annuitant occurs after his or her 70th birthday, the Death Benefit will equal the Contract Value as of the end of the Valuation Period in which proof of death is received at our Annuity Service Center.
No withdrawal charge is made in connection with the payment of a Death Benefit. The Death Benefit may be paid in a single sum or applied under a fixed, variable or combination annuity.
If you have not selected an annuity income option and the death of the last surviving Annuitant occurs prior to the Annuity Date, the Annuitant's Beneficiary may choose an available annuity income option for the Death Benefit.
REQUIRED DISTRIBUTIONS UPON DEATH
Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within 5 years after the death of the Owner (including any Owner who is also the Annuitant), unless: the entire interest is payable over the
life   time (or over a period not extending beyond the life
expectancy) by electing within 60 days of the date of death with
distributions beginning within one year of the date of death;     or,
the Owner's spouse is the recipient, in which case the spouse may elect to continue the Contract and become the Owner.
If the Owner is a trust or other "non-natural person" and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Owner was a living person who died prior to the Annuity Date.
If the Contract is owned jointly and either Owner dies before the Annuity Date, we will upon receipt of proof of death at the Annuity Service Center, pay the Contract Value to the surviving Owner. If prior to the Annuity Date either Owner dies and the deceased Owner is also the last surviving Annuitant, the entire interest will be paid to the Annuitant's Beneficiary.
The rules regarding required distributions after the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with Federal tax law.
ANNUITY DATE
When your Contract is issued, it will generally provide for the latest permissible Annuity Date. The latest permissible date is the first day
of the calendar month following the Annuitant's    85t    h birthday
or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. When a Contingent Annuitant becomes the Annuitant, Empire Fidelity Investments Life will change the Annuity Date to the later of the first day of the month immediately following the latest of the three following dates: (a) the Annuitant's 85th birthday (b) the fifth Contract Anniversary, and (c) the date the Contingent Annuitant becomes the Annuitant. You may change the Annuity Date by written notice to the Annuity Service Center at least 30 days prior to the current Annuity Date. The Annuity Date must be the first day of a month. For both Qualified and Non-qualified Contracts, the earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.
SELECTION OF ANNUITY INCOME OPTIONS
While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date.
If you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed. The Contract Value allocated to the Guaranteed Account, less any applicable taxes, will be applied to the purchase of the fixed portion of the annuity and the Contract Value allocated to the Variable Account, less any applicable taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Option No. 3 under TYPES OF ANNUITY INCOME OPTIONS on page .
FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS
You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both. If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Guaranteed Account. The annuity income payments will be fixed in amount and duration by the fixed annuity provisions selected, the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and the then current guaranteed interest rate used to determine fixed annuity income payments. In no event will the guaranteed interest rate be less than 3.5%.
If you select a variable annuity, your Contract Value will be transferred to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with the applicable annuity payment rates, the sex (except Contracts utilizing unisex purchase rates), the adjusted age of the Annuitant and an assumed annual interest rate of 3.5% (unless we also offer an alternative assumed interest rate on the Annuity Date and you select that alternative). All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Net Rate of Return of a Subaccount will equal the assumed interest rate. Thus, with a 3.5% assumed interest rate, the Subaccount Annuity Unit Value will not change if the daily Net Rate of Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Net Rate of Return is greater than the assumed interest rate, the Subaccount Annuity Unit Value will increase; if the Net Rate of Return is less than the assumed interest rate, the Subaccount Annuity Unit Value will decrease.
When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable annuity income payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.
If you select a combination annuity, your Contract Value will be split between the Guaranteed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.
After the Annuity Date, transfers between the Variable Account and the Guaranteed Account are not permitted. Transfers among the variable Subaccounts, however, are permitted subject to some limitations. See TRANSFERS AMONG SUBACCOUNTS AFTER THE ANNUITY DATE in the Statement of Additional Information.
TYPES OF ANNUITY INCOME OPTIONS
The Contract provides for three types of annuity income options. All are available on a fixed, variable or combination basis. You may not select more than one option. If your Contract Value would provide less than $20 of monthly income, we may pay the proceeds in a single sum rather than pursuant to the selected option. In addition, we may require that annuity income payments be made entirely on a fixed basis, if the amount to be applied on a variable basis would provide an initial monthly income of less than $50.
1. LIFE ANNUITY. Annuity income payments will be made monthly during the Annuitant's lifetime ceasing with the last income payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly income payments.
2. JOINT AND SURVIVOR ANNUITY. This option provides monthly annuity income payments during the joint lifetimes of the Annuitant and a designated second person and during the lifetime of the survivor. There are some limitations on the use of this option for Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.
3. LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED. This option provides monthly annuity income payments during the lifetime of the Annuitant, and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected. In the case of a Qualified Contract, the guarantee period may not exceed the life expectancy of the Annuitant. In the event of the death of the Annuitant under this option, the Contract provides that any guaranteed monthly income payments will be paid to the Annuitant's Beneficiary during the remaining months of the term selected. However, the Annuitant's Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment. Upon the death of the Annuitant's Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Annuitant's Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Annuitant's Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Annuitant's Beneficiary is received at the Annuity Service Center.
You may choose to have annuity income payments made on a monthly basis or at another frequency such as quarterly, semi-annually or annually. In addition to the annuity income options provided for in the Contracts, other annuity income options may be made available by the Company.
REPORTS TO OWNERS
During the Accumulation period, four times each Contract Year you will receive a statement of your Contract Value and any other information required by state law, including a summary of all transactions since the preceding quarterly statement.
In addition, you will receive semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

8.THE GUARANTEED ACCOUNT

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GUARANTEED ACCOUNT OPTION UNDER THE CONTRACT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE GENERAL ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, INTERESTS IN THE GUARANTEED ACCOUNT OPTION ARE NOT SUBJECT TO THE PROVISIONS OF THOSE ACTS, AND EMPIRE FIDELITY INVESTMENTS LIFE HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS RELATING TO THE GUARANTEED ACCOUNT OPTION. DISCLOSURES REGARDING THE GUARANTEED ACCOUNT OPTION MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.
As noted earlier, you may allocate net purchase payments or transfer all or a part of your Contract Value to a fixed-rate investment option funded through and guaranteed by Empire Fidelity Investments Life's general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account". Funds allocated or transferred to the Guaranteed Account do not fluctuate with the investment experience of Empire Fidelity Investments Life's general account. We guarantee that the portion of your Contract Value that is held in the Guaranteed Account will accrue interest daily at an annual rate that will never be less than 3.5%. When a purchase payment is received or an amount is transferred into the Guaranteed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Guaranteed Account. When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Guaranteed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

9.MORE ABOUT THE CONTRACT

10.TAX CONSIDERATIONS
The following discussion is not intended as tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of Federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the contract will generally not be treated as an annuity for tax purposes.)
The following discussion assumes that the Contract will be treated as an annuity for Federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements. In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. Additional guidance relating to this subject is expected in the near future. It is not clear what this guidance will provide or whether it will be prospective only. It is possible that when this guidance is issued the Contract may need to be modified to comply with it.
In addition, to qualify as an annuity for Federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of any Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.
   The individual situation of each Owner or Beneficiary will determine the Federal estate taxes and the state and local estate, inheritance and other taxes due if the Owner or the Annuitant dies.
QUALIFIED CONTRACTS
The Contract may be used as a qualified individual retirement annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an individual retirement annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from another qualified plan, tax sheltered annuity or IRA may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from another qualified plan, tax sheltered annuity or IRA. IN ADDITION, QUALIFIED CONTRACTS WILL NOT ACCEPT ANY SUBSEQUENT CONTRIBUTIONS OTHER THAN ADDITIONAL ROLLOVER CONTRIBUTIONS FROM ANOTHER QUALIFIED PLAN, TAX SHELTERED ANNUITY OR IRA. In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions: (1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable; (2) the Owner's interest in the Contract cannot be forfeitable; and (3) annuity and death benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.
CONTRACT VALUES AND PROCEEDS
Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. A distribution may occur in the form of a withdrawal, death benefit payment, or payments under an annuity income option. An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income. Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree). The taxable portion of a distribution is generally taxed as ordinary income.
If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract. For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income. In addition, for both Qualified and Non-qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.
Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income earned by your Contract has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time, unreduced by the withdrawal charge, exceeds your payments. Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a qualified Contract is zero, and the partial withdrawal will be fully taxed.
All annuity contracts issued by the same company (or an affiliated company) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a qualified contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one contract.
Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed.
A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on: (1) distributions made to persons on or after age 59 1/2; (2) distributions made after death of the Owner; (3) distributions to a recipient who has become disabled; (4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; and (5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA. In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older. In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or death benefit distributions exceed actual distributions. Penalty taxes also are imposed on aggregate distributions from specified retirement programs (including IRAs) in excess of a specified amount annually and in certain other circumstances.
We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.
EMPIRE FIDELITY INVESTMENTS LIFE'S TAXES
The earnings of the Variable Account are taxed as part of the operations of Empire Fidelity Investments Life. Under the current provisions of the Code, we do not expect to incur Federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our Federal income taxes. We will periodically review the need for a charge to the Variable Account for company Federal income taxes. Such a charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.
11.12.OTHER CONTRACT PROVISIONS
You should also be aware of the following important provisions of your
Contract.
1. OWNER. As the Owner named in the application, you have the rights and privileges specified in the Contract.
Prior to the Annuity Date and during the lifetime of the Annuitant, you may change the Owner, Annuitant or any beneficiary by notifying us in writing. The Annuitant may only be changed once. You may not, however, change the Owner or Annuitant of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments made by us before the request was received and recorded at the Annuity Service Center. On the Annuity Date, all of the Owner's rights pass to the Annuitant.
2. ANNUITANT'S BENEFICIARY. The Annuitant's Beneficiary is named on the application unless later changed. The Death Benefit will be paid to the Annuitant's Beneficiary upon the death of the last surviving Annuitant prior to the Annuity Date. If no Annuitant's Beneficiary survives, the Death Benefit will be paid to the Owner or the Owner's estate.
3. OWNER'S BENEFICIARY. The Owner's Beneficiary is named on the application unless later changed. The Contract Value will be paid to the joint Owner, if any, otherwise to the Owner's Beneficiary upon the death of any Owner (unless such Owner is also the last surviving Annuitant) prior to the Annuity Date. If no Owner's Beneficiary survives, the Contract Value will be paid to the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary". No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.
4. CONTINGENT ANNUITANT. Once prior to the Annuity Date, the Owner may name a Contingent Annuitant. If a Contingent Annuitant has been named, the Owner may remove either the Annuitant or the Contingent Annuitant. If the Contingent Annuitant dies or is removed, another Contingent Annuitant cannot be named. Upon the death (if the Annuitant is not an Owner) or removal of the Annuitant prior to the Annuity Date, the Contingent Annuitant, if any, becomes the Annuitant. When a Contingent Annuitant becomes the Annuitant, we will change the Annuity Date to the later of the first day of the month immediately following the latest of the three following dates: (a) the Annuitant's 85th birthday
(b) the Contract's fifth anniversary; and (c) the date the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant cannot be named for Qualified Contracts or if a Non-Qualified Contract is owned by a non-natural person.
5. MISSTATEMENT OF AGE OR SEX. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated. If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.
6. ASSIGNMENT. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See TAX CONSIDERATIONS on page 26. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. Your rights and the rights of any Beneficiary will be affected by an assignment. We will not be responsible for the validity of any assignment. No assignment may be made of a Qualified Contract.
7. DIVIDENDS. Our variable annuity Contracts are "non-participating". This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.
SELLING THE CONTRACTS
The Contracts will be distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., both of which are affiliated with FMR Corp., the ultimate parent company of Empire Fidelity Investments Life. Fidelity Brokerage Services, Inc. is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Funds.
The principal business address of Fidelity Brokerage Services, Inc. and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. We pay Fidelity Insurance Agency, Inc. sales compensation of no more than 3% of payments received.
AVAILABILITY OF UNISEX
Annuity income payments are based, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, Federal law may require that annuity income payments be determined without regard to sex. A special endorsement to the Contract is available for this purpose. For questions regarding unisex requirements, you should consult with qualified counsel.
DOLLAR COST AVERAGING
   Dollar Cost Averaging allows you to make automatic monthly dollar amount transfers from either the Money Market Subaccount or at some future date, from the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts. Dollar cost averaging transfers are allowed from one Source Account only and are not permitted to the Fixed Account. Dollar cost averaging will not be allowed in conjunction with the Auto Rebalance feature described in this prospectus.
   These monthly transfers will take effect on the same day each month. You may select any date from the 1st to the 28th as the date of your dollar cost averaging transfers (the Transfer Date). If the New York Stock Exchange is not open on your selected date in a particular month, the transfer will be made at the close of the Valuation Period that includes the date you selected. Your transfers will continue until the balance in the Source Account is exhausted or you notify us to cancel dollar cost averaging for your Contract.
   The minimum monthly transfer allowed to any variable Subaccount is
$250.
   Dollar cost averaging will be available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the dollar cost averaging feature.
12AUTOMATIC REBALANCING
   At some future date, Automatic Rebalancing will be made available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Empire Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These transfers will be made on the same day of each month. You may select any date from the 1st to the 28th as the date of your automatic rebalancing transfers. If the New York Stock Exchange is not open on your selected date in a particular month, the transfers will be made at the close of the Valuation Period that includes the date you selected. Your transfers will continue until you notify us to cancel Automatic Rebalancing for your Contract.
   You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.
   Automatic Rebalancing will be available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.
POSTPONEMENT OF PAYMENT
In general, we will ordinarily pay any partial or full cash withdrawal
within seven days    after we receive your reque    st. We will
usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death.
However, we may delay payment if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Contract Owners. In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Guaranteed Account for not more than six months. If payment from the Guaranteed Account is delayed for more than 30 days or if less, the period required by law, it will be credited with interest from the date of withdrawal at a rate not less than 3.5% per year compounded annually or, if greater, the rate required by law.

13.MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

CHANGES IN INVESTMENT OPTIONS
We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts. We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests. A substitution may become necessary if, in our judgment, a portfolio or fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.
We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.
NET RATE OF RETURN FOR A SUBACCOUNT
A Subaccount's Net Rate of Return depends on how the investments of the Subaccount perform. We determine the Net Rate of Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Net Rate of Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.
Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.
VOTING RIGHTS
We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.
Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.
We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.
If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.
Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.
Under Federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the
investment    A    dviser if we disapprove of the proposed changes. We
would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.
RESOLVING MATERIAL CONFLICTS
The investment portfolios of the    Fidelity     Funds are available
to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.
   Other Funds may be offered to qualified plans as well.
   Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.
PERFORMANCE
Performance information for the variable Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Funds and does not indicate or represent future performance.
Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in fund share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a maintenance charge or a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.
A cumulative total return reflects a Subaccount's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount's returns, you should recognize that they are not the same as actual year-by-year results. Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load. The standard quotations of yield reflect the maintenance charge. Quotations of yield may also be shown that do not reflect the maintenance charge. The yield calculation will be higher under this method than under the standard method.
The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Investment Grade Bond and the High Income and Emerging Markets Debt Subaccounts may advertise a 30 day yield which reflects the income generated by an investment in the Subaccount over a 30 day period.
LITIGATION
No litigation is pending that would have a material effect on us or the Variable Account.
APPENDIX A

Accumulation Unit Values
Empire Fidelity Investments Variable Annuity Account A
Condensed Financial Information
Money Market Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997                15.30 15.98          2,510,803
1996                   14.66 15.30          3,144,313
1995                   13.99 14.66          2,086,339
1994                   13.55 13.99          1,840,618
1993                   13.26 13.55          644,024
1992*                  13.07 13.26          458,774
* June 3, 1992 to December 31, 1992
High Income Subaccount
            Accumulation        Accumulation  Number of
            Unit Value at       Unit Value at Accumulation Units
            Beginning of Period End of Period at End of Period
   19    97               24.89 29.00         868,993
   19    96               22.05 24.89         820,013
1995                      18.47 22.05         605,822
1994                      18.94 18.47         413,916
1993                      15.88 18.94         315,623
1992*                     14.95 15.88         66,583
* June 3, 1992 to December 31, 1992
Equity-Income Subaccount
        Accumulation        Accumulation   Number of
        Unit Value at       Unit Value at  Accumulation Units
        Beginning of Period End of Period  at End of Period
   1997               31.05 39.39          4,666,312
   1996               27.44 31.05          4,755,212
1995                  20.52 27.44          4,481,146
1994                  19.36 20.52          3,148,692
1993                  16.54 19.36          2,020,649
1992*                 15.33 16.54          516,594
* June 3, 1992 to December 31, 1992
Growth Subaccount
      Accumulation        Accumulation  Number of
      Unit Value at       Unit Value at Accumulation Units
      Beginning of Period End of Period at End of Period
1997                34.97    42.76      2,229,721
1996                30.80 34.97         2,503,391
1995                22.98 30.80         2,004,576
1994                23.22 22.98         1,448,467
1993                19.64 23.22         938,534
1992*               17.67 19.64         300,602
* June 3, 1992 to December 31, 1992
Overseas Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997                21.30 23.52          1,059,560
1996                   19.00 21.30          1,151,640
1995                   17.50 19.00          930,291
1994                   17.37 17.50          1,472,775
1993                   12.79 17.37          863,085
1992*                  15.42 12.79          57,728
* June 3, 1992 to December 31, 1992
Investment Grade Bond Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997                17.36 18.75          442,121
1996                   16.99 17.36          382,801
1995                   14.63 16.99          358,773
1994                   15.35 14.63          270,642
1993                   13.98 15.35          346,042
1992*                  13.40 13.98          184,492
* June 3, 1992 to December 31, 1992
Asset Manager Subaccount
          Accumulation        Accumulation   Number of
          Unit Value at       Unit Value at  Accumulation Units
          Beginning of Period End of Period  at End of Period
   1997                 20.76 24.80          3,604,315
1996                    18.29 20.76          3,900,514
1995                    15.80 18.29          4,435,615
1994                    16.99 15.80          6,284,783
1993                    14.18 16.99          5,376,522
1992*                   13.47 14.18          1,765,922
* June 3, 1992 to December 31, 1992
Index 500 Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997                18.90 24.83          3,001,334
1996                   15.54 18.90          1,887,371
1995                   11.44 15.54          802,405
1994                   11.44 11.44          210,179
1993                   10.53 11.44          166,568
1992*                  10.17 10.53          57,596
* November 2, 1992 to December 31, 1992
Asset Manager: Growth Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997                14.50 17.95          1,760,200
1996                   12.20 14.50          1,163,007
1995*                  10.00 12.20          396,158
* Period from 1/3/95 (commencement of operations) to 12/31/95 Contrafund Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997                16.66 20.47          6,419,636
1996                   13.87 16.66          5,882,023
1995*                  10.00 13.87          3,685,097
* Period from 1/3/95 (commencement of operations) to 12/31/95 Growth Opportunities Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 12.63          2,558,459
   * Period from 1/27/97 (commencement of operations) to 12/31/97 Balanced Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 11.98          371,377
   * Period from 1/27/97 (commencement of operations) to 12/31/97 Growth & Income Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 12.68          2,163,555
   * Period from 1/27/97 (commencement of operations) to 12/31/97 Emerging Markets Debt Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 10.48          32,130
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Emerging Markets Equity Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 10.05          20,806
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Global Equity Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 10.25          29,979
   * Period from 11/24/97 (commencement of operations) to 12/31/97 International Magnum Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 9.86           17,042
   * Period from 11/24/97 (commencement of operations) to 12/31/97 PBHG Growth II Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 10.15          11,877
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Large Cap Value Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 10.27          18,440
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Select 20 Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 10.42          54,758
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Small Cap Value Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 10.43          51,781
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Technology & Communications Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 9.87           34,037
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Discovery Fund II Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 9.69           8,046
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Growth Fund II Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 10.25          15,649
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Opportunity Fund II Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 10.15          31,571
   * Period from 11/24/97 (commencement of operations) to 12/31/97 International Equity Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 9.89           3,206
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Post-Venture Capital Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 10.25          6,514
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Small Company Growth Subaccount
         Accumulation        Accumulation   Number of
         Unit Value at       Unit Value at  Accumulation Units
         Beginning of Period End of Period  at End of Period
   1997*               10.00 10.19          28,265
   * Period from 11/24/97 (commencement of operations) to 12/31/97


14.TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

Accumulation Units
Fixed Annuity Income Payments
Variable Annuity Income Payments
Hypothetical Illustrations of Annuity Income Payouts
General Information
Performance
Transfers Among Subaccounts After the Annuity Date
Unavailability of Annuity Income Options in Certain Circumstances
IRS Required Distributions
Safekeeping of Variable Account Assets
Distribution of the Contracts
State Regulation
Legal Matters
Registration Statement
Independent Accountants
Financial Statements
INDIVIDUAL RETIREMENT ACCOUNT
DISCLOSURE STATEMENT
1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.
REVOCATION
2. You are allowed to revoke or cancel your IRA within thirty (30) days of the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your contract value at the time of revocation plus any amount deducted from your contribution prior to such time. If you revoke within the first seven (7) days you will receive the entire amount you paid if it is greater than the contract value.
 You may revoke your IRA by mailing or delivering a notice of revocation to:
        Empire Fidelity Investments Life Insurance Company
        Annuity Service Center
        P.O. Box 3767
        New York, NY 10277-0433
 Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.
CONTRIBUTIONS
3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.
4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.
5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.
INVESTMENTS
6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.
7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.
8. No part of the IRA may be invested in life insurance or endowment contracts.
DISTRIBUTIONS
9. Distributions from your IRA will be included in your gross income for federal income tax purposes for the year in which you receive them.
10. To the extent they are included in taxable income, distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is rolled over to another qualified plan, tax sheltered annuity or IRA, or the distribution is made on account of your death or disability, or the distribution is one of a scheduled series of payments over your life or life expectancy or the joint life expectancies of yourself and the second person designated by you.
11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach 70 1/2. Subsequent distributions must be made by December 31 of each year.
12. You may select one of the following methods of distribution for the assets of this IRA:
(a) Distribution over your life or your life and the life of a second person designated by you;
(b) Distribution over a period certain not to exceed your life expectancy or your life expectancy and that of a second person designated by you;
(c) Single sum payment; or
(d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.
 (See Contract and Endorsement for a full description of these distribution methods.)
13. Once distributions are required to begin, they must not be less than the amount each year (determined by actuarial tables) which would exhaust the value of all your IRAs over the required distribution period, which is generally your life expectancy or the joint life and last survivor expectancy of you and your spouse. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.
14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.
15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:
 (a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects within a five
(5) year period to receive payments over his or her own life expectancy commencing at any date prior to the date you would have reached age 70 1/2; or
 (b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing within one (1) year of your death.
16. There is a 15% excise tax assessed against annual distribution from tax-favored retirement plans, including IRAs, which exceed the greater of (a) $150,000; and (b) $112,500 adjusted after 1988 to reflect cost-of-living increases. To determine whether you have distributions in excess of this limit you must aggregate the amounts of all distributions received by you during the calendar year from all retirement plans, including IRAs. Please consult with your tax advisor for more complete information including favorable elections.
17. You may rollover all or a portion of your IRA into another IRA or individual retirement annuity and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.
OTHER TAX CONSIDERATIONS
18. Distributions are taxed as ordinary income under federal income tax laws.
19. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.
20. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.
PROHIBITED TRANSACTIONS
21. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your
IRA) occurs during the existence of your IRA, your account will be disqualified and the entire balance in your account will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.
22. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then the portion pledged will be treated as if distributed to you, and will be taxable to you as ordinary income and subject to the 10% penalty during the year in which you make such a pledge.
FINANCIAL INFORMATION
23. The value of your investment will depend on how you allocate funds between the Guaranteed Account and the subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Guaranteed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.
24. As further described in the prospectus, the following are all the charges that the Company currently makes:
(a) ADMINISTRATIVE CHARGE
 The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.
 The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Guaranteed Account.
(b) MORTALITY AND EXPENSE RISK CHARGE
 The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Guaranteed Account.
(c) WITHDRAWAL CHARGE
 During the first five contract years the Company assesses a charge upon the surrender of the contract or the withdrawal of more than the Exempt Withdrawal Amount. This charge in the first year is 5% of the purchase payments withdrawn. The factor decreases by 1% per year so that no withdrawal charge is made after the fifth contract year.
(d) PORTFOLIO EXPENSES
 The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees to Fidelity Management & Research Company. The level of expenses vary by portfolio. This charge is not made against the Guaranteed Account.

RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
   APRIL 30, 1998
This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable
Account"). You may obtain a copy of the Prospectus dated    April 30,
1998    , without charge by calling 800-544-2442.
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.
TABLE OF CONTENTS                                                  PAGE

Service Agreements                                                 41

Accumulation Units                                                 41

Fixed Annuity Income Payments                                      41

Variable Annuity Income Payments                                   41

Hypothetical Illustrations of Annuity Income Payouts               43

General Information                                                47

Performance                                                        47

Transfers Among Subaccounts After the Annuity Date                 53

Unavailability of Annuity Income Options in Certain Circumstances  53

IRS Required Distributions                                         53

Safekeeping of Variable Account Assets                             53

Distribution of the Contracts                                      53

State Regulation                                                   53

Legal Matters                                                      53

Registration Statement                                             53

Independent Accountants                                            53

Financial Statements                                               53

SERVICE AGREEMENTS
We have entered into a service agreement with Fidelity Investments Life Insurance Company ("FILI"), our parent. FILI may provide accounting, underwriting, claims, actuarial and data processing services.
ACCUMULATION UNITS
We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the Prospectus. Accumulation Units are adjusted for any transfers into or out of a Subaccount.
For each variable Subaccount, the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at the Accumulation Unit Value of the comparable subaccount of similar contracts offered by an affiliated company. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.
Each variable Subaccount has a Net Investment Factor (also referred to as the "Net Rate of Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:
(a) Is the value of the assets at the end of the preceding Valuation
Period;
(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;
(c) Is the sum of:
(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus
(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%).
The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.
FIXED ANNUITY INCOME PAYMENTS
The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:
(a) The income based on the rates shown in the Contract's Annuity Tables for the option chosen; and
(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same option.
Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.
VARIABLE ANNUITY INCOME PAYMENTS
If a variable annuity is selected, annuity income payments will vary in amount in accordance with the investment performance of the elected Subaccounts of the Variable Account. If a combination annuity is selected, annuity income payments attributable to the variable portion of the annuity will likewise vary. On the Annuity Date, the amount of the first annuity income payment is calculated by applying the proceeds payable to the annuity table shown in the Contract (or any more favorable annuity rates we may offer on the Annuity Date) for the option chosen.
The dollar amount of the first annuity income payment attributable to each variable Subaccount is then divided by each Subaccount's then current Annuity Unit Value (Annuity Units are explained in the Prospectus) to establish the total number of Annuity Units that will be the basis for determining later annuity income payments. Annuity income payments after the first will be equal to the sum of the number of Annuity Units determined in this manner for each Subaccount multiplied by the then current Annuity Unit Value for each Subaccount, which (as explained in the Prospectus) depends upon the Net Investment Factor for the Subaccount adjusted by a factor to neutralize the assumed rate of return used in the calculation of annuity income payments. The number of Annuity Units remains fixed for all annuity income payments, unless a transfer is made. The dollar amount of the annuity income payments may change from payment to payment. We guarantee that the dollar amount of each annuity income payment after the first will not be affected by variations in mortality experience from the mortality assumptions used to determine the first annuity income payment.
To illustrate the above description of how annuity income payments are determined, consider the following example. A male age 65 applies $50,000 to purchase a lifetime income for himself with payments to be made for at least 10 years (even if the Annuitant dies shortly after payments have begun). Annuity income payments are to be made on a monthly basis with the first annuity income payment to be made immediately. The variable pay-out option is chosen with the amount of each income payment dependent on the actual investment performance of the Subaccounts that are selected. Using an Assumed Investment Rate of
3.5%, the initial monthly income amount is $28   2.86.     The
investment selection is 50% in Portfolio A and 50% in Portfolio B.
At Annuitization  Portfolio A  Portfolio B


(a)  Initial Monthly Annuity Income Payment   $ 141.   43       $ 141.   43

(b)  Annuity Unit Value                        1.23456           1.32465

(c)  Income in Units                           114.   559        10   6.768


The monthly annuity income payment allocated to each Subaccount is translated into Annuity Units using the Annuity Unit Value at the time of annuitization. Since each Subaccount is likely to have a different Annuity Unit Value, the total number of Annuity Units is not informative -- rather you need to look at:
               # Annuity        X     Annuity     =   Annuity
               Units                 Unit Value       Income
                                                      Payment

Portfolio A    114.   559             1.23456         141.   43

Portfolio B    10   6.768             1.32465         141.   43

                                                     $ 28   2.86

Assume that during the next month, the investment results for each subaccount are:
                                  Portfolio A  Portfolio B

(d)  Actual Net Investment Results    .4074%     .1652%

(e)  Assumed Investment Results       .2871%     .2871%

(f)  Relative Performance Factor      1.00120    .99878

Line (d) shows the net investment result after the charge for assuming mortality and expense risks and the administrative charge
(   0.80    % on an annual basis) and the charge for investment
advisory fees and fund expenses. Line (e) shows the investment results that were assumed in the calculation of the initial monthly annuity income payment, 3.5% on an annual basis. Line (f) represents how much $1 invested at the start of the month in each of the subaccounts would have grown relative to $1 earning 3.5%. (The formula for calculating the Relative Performance Factor is 1+ (d) divided by 1 + (e)).
Note that since line (f) is more than 1 for Portfolio A and less than 1 for Portfolio B, the Portfolio A subaccount has earned more than 3.5% on an annual basis while the Portfolio B subaccount has earned less than 3.5% on an annual basis.
The Annuity Unit Value grows with the actual investment performance relative to the assumption of 3.5%. If a Subaccount earns more than 3.5% on an annual basis, then the Annuity Unit Value will increase. Conversely, if less than 3.5% is earned, the Annuity Unit Value will decrease. The Annuity Unit Value at the time of the second monthly income payment is the Annuity Unit Value for the prior month (line b) multiplied by the Relative Performance Factor (line f).
                                    Portfolio A  Portfolio B

(b)  Annuity Unit Value (prior)       1.23456    1.32465

(f)  Relative Performance Factor      1.00120    .99878

(g)  Annuity Unit Value (current)     1.23604    1.32303

Except for exchanges between Subaccounts, the number of Annuity Units remains fixed throughout the lifetime of the Annuitant. The value of each annuity income payment, however, varies because the Annuity Unit Value is usually changing as a result of investment experience. The second monthly payment is calculated by multiplying the number of payment units by the current Annuity Unit Value.
                                        Portfolio A  Portfolio B

(c)  Monthly Income in Units         114.   559        10   6.768

(g)  Annuity Unit Value (current)    1.23604           1.32303

(h)  Monthly Income (in dollars)    $ 14   1.60       $    147.26

Note that the Annuity Unit Value and the Monthly Income for the Portfolio A portion of the payment has increased whereas the opposite is true for the Portfolio B portion. The second monthly annuity income payment would be the sum for each Subaccount, or
$28   2    .   86    .
To illustrate the possible volatility of the annuity income payments, assume that during the following month, the investment results for each Subaccount are:
                                    Portfolio A  Portfolio B

(i)  Actual Net Investment Results   15.50%       -13.00%

(e)  Assumed Investment Results      .2871%       .2871%

(j)  Relative Performance Factor     1.15169      .86751

The Annuity Unit Value at the time of the third monthly annuity income payment is the Annuity Unit Value for the prior month (line g) multiplied by the Relative Performance Factor (line j):
                                   Portfolio A  Portfolio B

(g)  Annuity Unit Value (prior)     1.23604      1.32303

(j)  Relative Performance Factor    1.15169      .86751

(k)  Annuity Unit Value (current)   1.42353      1.14774

The third monthly annuity income amount is calculated by multiplying the number of payment units by the current Annuity Unit Value:
                                   Portfolio A      Portfolio B

(c)  Income in Units                114.   559       10   6.768

(k)  Annuity Unit Value (current)   1.42353          1.14774

(l)  Monthly Income (in dollars)   $ 163.   08      $ 122.   5    4

Note that the Annuity Unit Value and the Monthly Income for Portfolio A portion of the income amount have again increased but to a much greater extent than before whereas the opposite is true for the Portfolio B portion. The third monthly annuity income payment would be
the sum for each subaccount, or $28   5.62    .
An illustration of annuity income payments under various rates appears in the tables on pages 6 and 7. The monthly equivalents of the annual
net returns of -1.   7    5%, 3.50%, 4.   14    %, 6.21   %    ,
8.0   7    % and 10.   04    % shown in the tables are -0.1   5    %,
0.29%, 0.3   4    %, 0.50%, 0.6   5    % and 0.8   0    %.
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS
The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on the assets in the selected portfolios were a uniform gross annual rate of
0%, 5.   35    %, 6%, 8%, 10% and 12%. The values would be different
from those shown if the returns averaged 0%, 5.   35    %, 6%, 8%, 10%
or 12% but fluctuated over and under those averages throughout the years.
The tables reflect the fact that the Net Investment Return on the assets held in the Subaccounts is lower than the gross return of the selected portfolios. The tables reflect the daily charge to the Subaccounts for assuming mortality and expense risks, which is equivalent to an effective annual charge of 0.75% and the daily administrative charge which is equivalent to an effective annual charge of 0.05%. The amounts shown in the tables also take into account the portfolios' management fees and operating expenses which are assumed to be at an annual rate of 0.96% of the average daily net assets of the selected portfolios. This 0.96% figure consists of
assumed management fees    of 0.60% and assumed operating expenses of
0.36%, figures based on the average of current management fees and operating expenses. Actual fees and expenses of the portfolios associated with your Contract may be more or less than 0.96%, will vary from year to year, and will depend on how you allocate your investment base. See the current prospectuses for the Funds for more complete information. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity
income payments is generally described in     the section of your
current prospectus entitled "Tax Considerations."
The tables show both the gross rate and the net rate. The difference
between gross and net rates represent the    0.80    % risk and
administrative charges and the assumed 0.96% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.76%.
Two tables follow. The first table assumes 100% of the Contract Value is allocated to a variable annuity income option; the second table assumes 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate Empire Fidelity Investments Life offered on the fixed annuity income option at the date of the illustration. Both illustrations assume that the final value of the accumulation account is $50,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and the assumption that the net investment return will be 3.5% per year. Thus, actual performance greater than a net return of 3.5% will result in increasing annuity income payments and performance less than 3.5% per year will result in decreasing annuity income payments. We may offer alternative Assumed Investment Returns from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option. These tables show the monthly income payments for several hypothetical constant rates of return. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request and when you are considering an annuity income option, we will furnish a comparable illustration based on your individual circumstances.
ANNUITY PAY-OUT ILLUSTRATION
(100% VARIABLE PAYOUT)
ANNUITANT: John Doe          GROSS AMOUNT OF CONTRACT VALUE
                             APPLIED:                        $50,000
DATE OF BIRTH: 3/1/3   3     STATE PREMIUM TAX:              0%
SEX: Male                    DATE OF ILLUSTRATION:     3/1/9   8
ANNUITY OPTION SELECTED:     Lifetime Income with annuity income
                             payments
                             guaranteed for 10 years(1)
FREQUENCY OF ANNUITY
INCOME PAYMENTS:             Monthly payments with first payment the
                             first of
                             the month after annuitization
FIXED MONTHLY ANNUITY INCOME PAYMENT AVAILABLE ON THE DATE OF THE ILLUSTRATION IF 100% FIXED ANNUITY OPTION SELECTED: $311.85 ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO THE VARIABLE PAYOUT
NET RETURN AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50% MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE,
NO MINIMUM DOLLAR AMOUNT IS GUARANTEED

                        AMOUNT OF FIRST MONTHLY ANNUITY INCOME
                        PAYMENT IN YEAR    SHOWN ASSUMING A
                        CONSTANT ANNUAL INVESTMENT RETURN OF:
                        Gross:   0%            5.35%    6%          8%         10%           12%


PAYMENT  CALENDAR  AGE  Net(2): -1.   7    5%  3.50%    4.   14%    6.11    %     8.07    %     10.04    %
YEAR     YEAR

1         1998      65             283         283         283         283         283         283

2         1999      66          2   69         283      28   5      29   0      29   5      30   1

3         2000      67          2   55         283      28   6         297      3   08      32   0

4         2001      68          24   2         283      2   88      30   5      3   22      34   0

5         2002      69          23   0         283      2   90      3   12      3   36      36   1

10        2007      74          1   77         283         299      3   54      4   17         491

15        2012      79          1   36         283         308         401      5   18      6   67

20        2017      84          1   05         283      3   18      4   54      6   43      9   06


IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. SINCE IT IS HIGHLY LIKELY THAT INVESTMENT RETURNS WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (TO THE EXTENT THAT IS BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY EMPIRE FIDELITY INVESTMENTS LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
(1) Monthly annuity income payments cease upon the death of the Annuitant if the Annuitant dies after the 10 year Guarantee Period. If the Annuitant dies during the Guarantee period, annuity income payments will continue until the end of the Period. The cumulative amount of annuity income payments received under the annuity depends on how long the Annuitant lives after the Guarantee Period. An annuity pools the mortality experience of annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
(2) The illustrated net return reflects the deduction of average fund
expenses and the 0.8   0    % risk/administrative charge from the
gross return.
ANNUITY PAY-OUT ILLUSTRATION
(50% VARIABLE - 50% FIXED PAYOUT)
ANNUITANT: John Doe          GROSS AMOUNT OF CONTRACT
                             VALUE APPLIED:            $50,000
DATE OF BIRTH: 3/1   /33     STATE PREMIUM TAX:        0%
SEX: Male                    DATE OF ILLUSTRATION: 3/1/9   8
ANNUITY OPTION SELECTED:     Lifetime Income with annuity income
                             payments
                             guaranteed for 10 years(1)
FREQUENCY OF ANNUITY
INCOME PAYMENTS:             Monthly payments with first payment the
                             first of
                             the month after annuitization
FIXED MONTHLY ANNUITY INCOME PAYMENT AVAILABLE ON THE DATE OF THE ILLUSTRATION IF 100% FIXED ANNUITY OPTION SELECTED: $311.85. ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO THE VARIABLE PAYOUT AND 50% TO THE FIXED PAYOUT
NET RETURN AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50%
   MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER BE LESS THAN $155.93. THE MONTHLY GUARANTEED PAYMENT OF $311.85 IS BEING PROVIDED BY THE $25,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

                       AMOUNT OF FIRST MONTHLY ANNUITY INCOME PAYMENT
                       IN YEAR SHOWN ASSUMING A CONSTANT ANNUAL
                       INVESTMENT RETURN OF:
                        Gross:   0%      5.35%  6%     8%     10%    12%

PAYMENT  CALENDAR  AGE  Net(2):  -1.75%  3.50%  4.14%  6.11%  8.07%  10.04%
YEAR      YEAR
1        1998     65             297       297  297      297  297    297

2        1999     66             290       297  298      301  304    306

3        2000     67             283       297  299      305  310    316

4        2001     68             277       297  300      308  317    326

5        2002     69             271       297  301      312  324    337

10       2007     74             244       297  305      333  365    401

15       2012     79             224       297  310      356  415    489

20       2017     84             209       297  315      383  477    609


IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. SINCE IT IS HIGHLY LIKELY THAT INVESTMENT RETURNS WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (TO THE EXTENT THAT IS BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY EMPIRE FIDELITY INVESTMENTS LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
(1) Monthly annuity income payments cease upon the death of the Annuitant if the Annuitant dies after the 10 year Guarantee Period. If the Annuitant dies during the Guarantee period, annuity income payments will continue until the end of the Period. The cumulative amount of annuity income payments received under the annuity depends on how long the Annuitant lives after the Guarantee Period. An annuity pools the mortality experience of annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
(2) The illustrated net return reflects the deduction of average fund
expenses and the    0.80    % risk/administrative charge from the
gross return.
   GENERAL INFORMATION
We may advertise quotes of Contract Owners discussing ways to use Retirement Reserves in retirement planning, its efficiency and ease of use, and the level of service provided by Empire Fidelity Investments Life. Any such advertisements will not include testimonials concerning the Funds or the Funds' investment adviser. We may also advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a plan, a policyowner invests a fixed dollar amount in a Subaccount thereby purchasing fewer units when prices are high and more units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract Owner's average cost per unit can be lower than if fixed numbers of units had been purchased at those intervals. In evaluating such a plan, Contract Owners should consider their ability to continue purchasing units through periods of low price levels. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurance or the Variable Annuity Research and Data Service.
From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include:
Fidelity funds; retirement investing; brokerage products and services;
saving for college;    and     charitable giving   .
We may also provide information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:
(solid bullet) compare the differences between tax deferred and taxable investments;
(solid bullet) discuss factors to consider when purchasing the contract;
(solid bullet) discuss the effects of probate when transferring the contract to heirs;
(solid bullet) discuss traditional sources of retirement income and products which may be used to supplement that income;
(solid bullet) discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;
(solid bullet) illustrate and compare the effects additional payments have on a contract;
(solid bullet) discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;
(solid bullet) discuss past returns of different classes of investments based on data supplied through various sources such as Ibbotson Associates of Chicago, Illinois; and
(solid bullet) assist policyholders with inquiries regarding their annuity.
This information may be obtained from various sources such as The U.S. Department of the Treasury, U.S. Department of Labor, Statistical Abstract of the U.S. and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.
You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.
PERFORMANCE
Performance information for any Subaccount may be compared, in reports
and advertising to:    (1) the Standard & Poor's 500 Composite Stock
Price Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"),
Donoghue's Money Market Institutional Averages;     (2) other variable
annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contract Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.
Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.
The tables below provide performance results for each Subaccount
through 12/31/   97.     The performance information is based on the
historical investment experience of the Subaccounts and of the Portfolios. It does not indicate or represent future performance. Total Return
Total returns quoted in advertising reflect all aspects of a Subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the Subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.
Table 1 shows the average annual total return on a hypothetical investment in the Subaccounts for the last year, from the date that the Portfolios began operations, and, for Portfolios in existence for five years or more, for five years, assuming that the Contract was
surrendered December 31,    1997    . For any Portfolio in existence
ten years or more, figures are shown for a ten year period rather than for the life of the Portfolio. The average annual total returns shown in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 +T)n = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of
years, and ERV is the withdrawal value at the end of the    periods
shown. The returns reflect the risk and administrative charge of 0.80%
(1% on an annual basis prior to November 1, 1997)     and the
maintenance charge. Since the Contract is intended as a long-term product, the table also shows the average annual total return assuming that no money was withdrawn from the Contract. The average annual total return is also shown for Contracts with at least $25,000 of premium and assuming no money is withdrawn from the Contract. The average annual total return would be larger for these Contracts because there is currently no maintenance charge on these larger Contracts. The first column shows the average annual total return if you surrender the contract at the end of the period, the second column shows the average annual total return if you do not surrender the Contract and the third column shows the average annual total return if you do not surrender the Contract and no maintenance charge is applied to the Contract.
Table 1: Average Annual Total Return for Period Ending on 12/31/97
(a) One Year Average Annual Total Return For Contracts Issued on
December 31,    1996
                         Return       Return          Return
                         If Contract  If Contract     If Contract
                         Surrendered  Continued and   Continued and
                                      Maintenance     Maintenance
                                      Charge Applied  Charge Not
                                                      Applicable

Fidelity

Asset Manager             14.47%       19.47%          19.49%

Money Market              (0.28)%      4.44%           4.46%

Investment Grade Bond     3.09%        7.99%           8.01%

Equity-Income             21.85%       26.85%          26.87%

Growth                    17.27%       22.27%          22.29%

High Income               11.51%       16.51%          16.53%

Overseas                  5.46%        10.46%          10.48%

Index 500                 26.40%       31.40%          31.42%

Asset Manager: Growth     18.84%       23.84%          23.86%

Contrafund                17.92%       22.92%          22.94%

Growth Opportunities      23.68%       28.68%             28.70%

Balanced                  15.98%       20.98%          21.00%

Growth & Income           23.82%       28.82%          28.84%

Strong

Discovery Fund II         5.01%        10.01%          10.03%

Opportunity Fund II       19.21%       24.21%          24.23%

Growth Fund II            23.50%       28.50%          28.52%

Warburg Pincus

International Equity      (7.56)%      (3.22)%         (3.20)%

Small Company Growth      9.61%        14.61%          14.63%

Post-Venture Capital      7.23%        12.23%             12.25%

Morgan Stanley

Emerging Markets Equity   (4.67)%      (0.18)%         (0.16)%

   (b) Average Annual Total Return If Contract Issued at Commencement of Portfolio

Subaccount              Portfolio's  Return          Return                  Return
                        Start Date   If Contract     If Contract             If Contract
                                     Surrendered     Continued and           Continued and
                                                     Maintenance             Maintenance
                                                     Charge                  Charge Not
                                                     Applied                 Applicable

Fidelity

Money Market            4/1/82        5.73%           5.73%                   5.83%

High Income             9/19/85       11.25%          11.25%                  11.33%

Equity-Income           10/9/86       13.45%          13.45%                     13.52%

Growth                  10/9/86       14.34%          14.34%                  14.41%

Asset Manager           9/6/89        1   1.57    %   1   1.57    %           1   1.61    %

Investment Grade        12/5/88       7.   17    %    7.   17    %            7.2   1    %
Bond

Overseas                1/28/87          7.07    %       7.07    %               7.14    %

Index 500               8/27/92       1   8.65    %   1   8.65    %           1   8.68    %

Asset Manager:          1/3/95           20.83    %   2   1.51    %           2   1.53    %
Growth

Contrafund              1/3/95        2   6.26    %   2   6.89    %           2   6.91    %

Growth Opportunities    1/3/95        24.90%          25.54%                  25.57%

Balanced                1/3/95        13.35%          14.12%                  14.14%

Growth & Income         12/30/96      23.46%          27.45%                  27.47%

Strong

Discovery Fund II       5/8/92        10.93%          10.93%                  10.95%

Growth Fund II          12/31/96      24.50%          28.50%                  28.52%

Opportunity Fund II     5/8/92        18.83%          18.83%                  18.86%

Warburg Pincus

International l Equity  6/30/95       3.67%           4.79%                   4.81%

Post-Venture Capital    9/30/96       4.20%           7.32%                      7.34%

Small Company           6/30/95       19.93%          20.84%                  20.86%
Growth

PBHG

Select 20               9/25/97         NA              NA                      NA

Growth II               5/1/97          NA              NA                      NA

Large Cap Value         10/28/97        NA              NA                      NA

Small Cap Value         10/28/97        NA              NA                      NA

Technology &            5/1/97          NA              NA                      NA
Communications

Morgan Stanley

Emerging Markets        6/16/97         NA              NA                      NA
Debt

Emerging Markets        10/1//96      (4.80)%            (1    .   97)    %      (1    .   95)    %
Equity

Global Equity           1/2/97          NA              NA                      NA

International Magnum    1/2/97          NA              NA                      NA


   (c) Five Year Average Annual Total Return If Contract Issued on December 31, 1992
                       If Contract  Return          Return
                       Surrendered  If Contract     If Contract
                                    Continued and   Continued and
                                    Maintenance     Maintenance
                                    Charge Applied  Charge Not
                                                    Applicable

Fidelity

Asset Manager           11.67%       11.79%          11.82%

Money Market            3.60%        3.77%           3.80%

Investment Grade Bond   5.86%        6.02%           6.05%

Equity-Income           18.82%       18.91%          18.94%

Growth                  16.70%       16.80%          16.82%

High Income             12.65%       12.77%          12.80%

Overseas                12.82%       12.93%          12.96%

Index 500               18.59%       18.68%          18.71%

Strong

Discovery Fund II       10.56%       10.68%          10.71%

Opportunity Fund II     18.00%       18.09%          18.12%

   (d) Ten Year Average Annual Total For Contracts Issued on December
31, 1987
               If Contract  Return          Return
               Surrendered  If Contract     If Contract
                            Continued and   Continued and
                            Maintenance     Maintenance
                            Charge Applied  Charge Not
                                            Applicable

Money Market    4.75%        4.75%           4.80%

High Income     11.62%       11.62%          11.68%

Equity-Income   15.49%       15.49%          15.55%

Growth          15.95%       15.95%          16.00%

Overseas        8.46%        8.46%           8.52%

In addition to average annual returns, the Subaccounts may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Table 2 shows the cumulative total return on a hypothetical investment in the Subaccounts for from the date the Portfolios began operations, and assuming that the Contract was surrendered December 31, 1997.
    For any Portfolio in existence five years or more, five year figures are also shown. For any Portfolio in existence ten years or more, figures are shown for a ten year period rather than for the life of the Portfolio. The returns reflect the risk and administrative
charge    0.80%    on an annual basis (1% prior to November 1, 1997)
and the maintenance charge. Since the Contract is intended as a long-term product, the table also shows the cumulative total return assuming that no money was withdrawn from the Contract. The cumulative total return is also shown for Contracts with at least $25,000 of premium and assuming no money is withdrawn from the Contract. The cumulative total return for these Contracts would be larger because there is currently no maintenance charge on these larger Contracts. The first column shows the cumulative total return if you surrender the Contract at the end of the period, the second column shows the cumulative total return if you do not surrender the Contract and the third column shows the cumulative total return if you do not surrender the Contract and no maintenance charge is applied to the Contract. Table 2: Cumulative Total Return For Periods Beginning at Commencement
of Port   folios and Ending on 12/31/97

Subaccount             Portfolio's      Return          Return          Return
                       Start Date       If Contract     If Contract     If Contract
                                        Surrendered     Continued and   Continued and
                                                        Maintenance     Maintenance
                                                        Charge Applied  Charge Not
                                                                        Applicable

Fidelity

Asset Manager          9/6/89            148.80%         148.80%         149.52%

Investment Grade       12/5/88           87.50%          87.50%          88.20%
Bond

High Income            9/19/85           270.88%         270.88%         274.02%

Overseas               1/28/87           111.05%         111.05%         112.47%

Index 500              8/27/92           149.57%         149.57%         149.88%

Growth Opportunities   1/3/95            94.62%          97.62%          97.73%

Balanced               1/3/95            45.52%          48.52%          48.61%

Equity Income          10/9/86           312.82%         312.82%         315.66%

Growth                 10/9/86           350.74%         350.74%         353.79%

Balanced               1/3/95               45.52    %      48.52    %      48.61    %

Contrafund             1/3/95            101.02%         104.02%         104.13%

Asset Manager: Growth  1/3/95            76.21%          79.21%          79.31%

Growth & Income        12/30/9           23.53%          27.53%          27.55%

Morgan Stanley

Emerging Markets       6/16/97           (5.12)%         (0.12)%            (0.10)%
Debt

Emerging Markets       10/1/96           (6.46)%         (2.46)%            (2.43)%
Equity

Global Equity          1/2/97            19.25%          24.25%          24.27%

International Magnum   1/2/97            2.45%           7.45%              7.47%

PBHG

Growth II              5/1/97            1.80%           6.80%           6.81%

Large Cap Value        10/2   9    /97   (0.93)%         4.07%           4.07%

Small Cap Value        10/2   9    /97   (0.43)%         4.57%           4.57%

Technology &           5/1/97            (1.59)%         3.41%              3.42%
Communications

Select 20              9/2   6    /97    (4.95)%         0.05%           0.06%


Table 2: Cumulative Total Return For Periods Beginning at Commencement
of Port   folios and Ending on 12/31/97 (Continued)
Strong

Discovery Fund II     5/8/92     79.69%    79.69%    79.95%

Growth Fund II        12/31/96   24.50%    28.50%    28.52%

Opportunity Fund II   5/8/92     165.15%   165.15%   165.   50    %

Warburg Pincus

International Equity  6/30/95    9.45%     12.45%    12.51%

Post-Venture Capital  9/30/96    5.25%     9.25%        9.28%

Small Company         6/30/95    57.71%    60.71%    60.79%
Growth

(c) Cumulative Total Return For Five Year Period From 12/31/92 Through
   12/31/97

Subaccount             Return                  Return                  Return
                       If Contract             If Contract             If Contract
                       Surrendered             Continued and           Continued and
                                               Maintenance             Maintenance
                                               Charge Applied          Charge Not
                                                                       Applicable

Asset Manager           73.68%                  74.68%                  74.88%

Money Market            19.36%                  20.36%                  20.51%

Investment Grade Bond   32.97%                  33.97%                  34.14%

Equity-Income           1   3    6.   86    %   1   3    7.   86    %   1   38    .   13    %

Growth                  1   16.44    %          1   17.44    %          1   17.68    %

High Income             81.44%                  82.44%                  82.65%

Overseas                82.75%                  83.75%                  83.96%

Index 500               134.60%                 135.60%                 135.86%

Strong

Discovery Fund II       6   5    .1   6    %    66.16%                  66.35%

Opportunity Fund II     128.76%                 129.76%                 130.02%


(d) Cumulative Total Return For Ten Year Period From 12/31/87 Through
12/31/97
               Return           Return           Return
               If Contract      If Contract      If Contract
               Surrendered      Continued and    Continued and
                                Maintenance      Maintenance
                                Charge Applied   Charge Not
                                                 Applicable

Money Market    59.11%           59.11%           59.95%

High Income     200.47%          200.47%          202.01%

Equity-Income   322.73%             322.73    %      324.79    %

Growth             339.7    4%      339.74    %      341.86    %

Overseas        125.50%          125.50%          126.66%

Yields
Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven day periods.
Current yield for Money Market Subaccount reflects the income generated by a Subaccount over a 7 day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period adjusting for the maintenance charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7 day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according the formula Effective Yield = [(Base Period Return + 1) 365/7] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than
current yield. For the 7 day period ending on    12/31/97, the Money
Market Subaccount had a current yield of 4.71% and an effective yield of 4.82%. For Contracts on which there is currently no maintenance charge, the current yield would be 4.73% and the effective yield would be 4.84%.
A 30 day yield for bond subaccounts reflects the income generated by a Subaccount over a 30 day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula: Yield = 2[(a-b/cd + 1)6 - 1] where a= net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the
period. The 30 day yield for the period ending on 12/31/9   7     was
4.95% for the Investment Grade Bond Subaccount, 7.55% for the High
Income Subaccount and    9.15    % for the Emerging Markets Debt
Subaccount. For Contracts on which there is no maintenance charge, the
30 day yield would be    4.97    % for the Investment Grade Bond
Subaccount,    7.5    7% for the High Income Subaccount and
9    .1   7    % for the Emerging Markets Debt Subaccount.
   TRANSFERS AMONG SUBACCOUNTS AFTER THE ANNUITY DATE
   After the Annuity Date, you may instruct us to reallocate the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The transfer shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such a transfer, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged. We reserve the right to limit transfers after the Annuity Date to six per Contract Year.
   UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN
CIRCUMSTANCES
   We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.
   IRS REQUIRED DISTRIBUTIONS
   If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the designated beneficiary as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.
   If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met. If an annuity income option is selected by the designated beneficiary and if annuity income payments begin within one year of the Owner's death, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. However, for Qualified Contracts where the owner's spouse is the beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.
   If the Contract Owner is a trust or other "non-natural person", and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.
   SAFEKEEPING OF VARIABLE ACCOUNT ASSETS
   The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain Fidelity bond coverage for the acts of our officers and employees.
   DISTRIBUTION OF THE CONTRACTS
   As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and Empire Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.
   STATE REGULATION
   Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.
   We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.
   LEGAL MATTERS
   The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman. General Counsel of EFILI Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C. has passed on matters relating to federal securities laws.
   REGISTRATION STATEMENT
   We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.
   INDEPENDENT ACCOUNTANTS
   The statements of financial condition of Empire Fidelity Investments Life Insurance Company as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997, and the statement of assets and liabilities of the Empire Fidelity Investments Variable Annuity Account A as of December 31, 1997, and the related statements of operations and changes in net assets included in this registration statement have been included herein in reliance on the reports of Coopers & Lybrand L.L.P., independent accountants, on the authority of that firm as experts in accounting and auditing.
   FINANCIAL STATEMENTS
   The financial statements of Empire Fidelity Investments Life included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
___________________________________
FINANCIAL STATEMENTS
for the years ended December 31, 1997, 1996 and 1995

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
FINANCIAL STATEMENTS
for the years ended December 31, 1997, 1996 and 1995
Report of Independent Accountants 1
Statements of Financial Condition 2
Statements of Income 3
Statements of Stockholder's Equity 4
Statements of Cash Flows 5
Notes to Financial Statements 6-13
Report of Independent Accountants
To the Board of Directors and Stockholder of Empire Fidelity Investments Life Insurance Company:
We have audited the accompanying statements of financial condition of Empire Fidelity Investments Life Insurance Company (a wholly-owned ultimate subsidiary of FMR Corp.) as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial condition of Empire Fidelity Investments Life Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.
Boston, Massachusetts
January 28, 1998
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
STATEMENTS OF FINANCIAL CONDITION
(in thousands, except share data)
December 31, 1997 and 1996

ASSETS                                                           1997             1996



Debt securities available-for-sale                              $ 19,176         $ 16,378

Cash                                                             629              940

Accrued investment income                                        325              265

Deferred policy acquisition costs                                12,960           12,598

Other assets                                                     76               122

Separate account assets                                          793,336          578,323

  Total assets                                                   826,502          608,617



LIABILITIES



Future contract benefits                                        $ 7,183          $ 7,057

Payable to affiliates                                            1,021            544

Other liabilities and accrued expenses                           148              338

Deferred tax liability                                           2,663            2,779

Separate account liabilities                                     793,175          578,073

  Total liabilities                                              804,190          588,791



Commitments and contingencies (Note 8)



STOCKHOLDER'S EQUITY



Common stock, par value $10 per share -                          2,000            2,000
 authorized, 2,000,000 shares; issued and
 outstanding,

Additional paid-in capital                                       11,500           11,500

Unrealized gain (loss) on securities available-for-sale,         289              184
 net of tax

Retained earnings                                                8,523            6,142

  Total stockholder's equity                                     22,312           19,826

  Total liabilities and stockholder's equity                    $ 826,502        $ 608,617


EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
STATEMENTS OF INCOME
(in thousands)
for the years ended December 31, 1997, 1996 and 1995

REVENUES                                         1997           1996           1995



Fees charged to contractholders                 $ 6,933        $ 5,324        $ 3,499

Net investment income                            1,131          948            1,060

Realized gains (losses), net                     123            (1)            1



                                                 8,187          6,271          4,560



BENEFITS AND EXPENSES



Return credited to contractholders and           357            336            442
 other benefits

Underwriting, acquisition and                    3,997          1,679          1,293
 insurance expenses (1)

                                                 4,354          2,015          1,735



Income before provision for income taxes         3,833          4,256          2,825



Provision for income taxes                       1,452          1,595          1,040



Net income                                     $ 2,381         $ 2,661        $ 1,785


(1) Includes affiliated party transactions (Note 6)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
for the years ended December 31, 1997, 1996 and 1995

                                     Common    Additional    Unrealized        Retained     Total
                                     stock     paid-in       gain (loss) on    earnings     stockholder's
                                               capital       securities                     equity
                                                             available-for-
                                                             sale



Balance at January 1, 1995          $ 2,000   $ 10,000      $ (165)           $ 1,696      $ 13,531



Net income                                                                     1,785        1,785



Change in unrealized gain (loss),                            587                            587
 net of tax $316



Balance at December 31, 1995         2,000     10,000        422               3,481        15,903



Capital contribution from parent               1,500                                        1,500



Net income                                                                     2,661        2,661



Change in unrealized gain (loss),                            (238)                          (238)
 net of tax benefit of $128



Balance at December 31, 1996         2,000     11,500        184               6,124        19,826



Net income                                                                     2,381        2,381



Change in unrealized gain (loss),                            105                            105
 net of tax of $57



                                    $ 2,000   $ 11,500      $ 289             $ 8,523      $ 22,312
Balance at December 31, 1997





EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
STATEMENTS OF CASH FLOWS
(in thousands)
for the years ended December 31, 1997, 1996 and 1995

                                                       1997             1996              1995

Cash flows from operating activities:

Net income                                            $ 2,381          $ 2,661           $ 1,785

Adjustments to reconcile net income to net cash provided by operating activities:

 Amortization of bond discount and premium             116              101               62

 Realized (gain) loss on investments                   (123)            1                 (1)

 Depreciation and amortization                         2,615            592               433

 Change in deferred taxes                              (172)            590               484

 Increase in future contract benefits                  310              285               325

 Addition to deferred policy acquisition costs         (2,978)          (3,531)           (2,614)

Changes in assets and liabilities:

 Accrued investment income                             (60)             (4)               (55)

 Amounts due to (from) separate accounts               89               253               (96)

 Payable to parent and affiliates, net                 477              31                332

 Other assets and liabilities                          (153)            (123)             232

Net cash provided by (used in) operating activities    2,502            856               887



Cash flows from investing activities:

 Purchase of investments                               (15,707)         (5,060)           (5,352)

 Proceeds from disposal of investments                 13,078           4,265             2,078

 Additions to separate accounts                        (80,008)         (105,763)         (76,952)

 Additions to fixed assets                             --               --                (8)

Net cash used in investing activities                  (82,637)         (106,558)         (80,234)



Cash flows from financing activities:

 Considerations and deposits on variable               99,257           117,681           87,118
  annuity products

 Payments to contractholders                           (19,433)         (12,778)          (8,229)

 Capital contribution from parent                      --               1,500             --

Net cash provided by financing activities              79,824           106,403           78,889



Net (decrease) increase in cash                        (311)            701               (458)



Cash:

 Beginning of year                                     940              239               697

 End of year                                          $ 629            $ 940             $ 239


EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements
1. ORGANIZATION:
 Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investment Life Insurance Company (FILI), which is a wholly-owned subsidiary of FMR Corp. The Company operates exclusively in the State of New York.
 The Company issues variable deferred and immediate annuity contracts. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Account A, a separate account of the Company. The assets of the Variable Annuity Account A are invested in the portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II and, beginning in 1997, the Variable Insurance Products Fund III, the Morgan Stanley Universal Funds, the PBGH Insurance Series Funds, the Strong Variable Insurance Funds and the Warburg Pincus Trust Funds, which are reported at the net asset value of such portfolios.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
 BASIS OF PRESENTATION
  The accompanying financial statements of the Company have been prepared on the basis of generally accepted accounting principles, which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities.
 INVESTMENTS
 Investments in debt securities available for sale are reported at fair value. Fair values are derived from external market quotations. Unrealized gains or losses on debt securities are excluded from earnings and reported as a separate component of stockholder's equity, net of taxes, until realized. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.
 Investment income is recognized on the accrual basis. Realized gains or losses on investments sold are determined on the basis of specific identification method. Unrealized and realized gains or losses on the Company's funds retained in the separate account are reflected in income.
 SEPARATE ACCOUNT
 Separate account assets represent funds held for the exclusive benefit of variable annuity contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account. The excess of separate account assets over separate account liabilities represents funds of the Company retained in the separate account.
 REVENUE RECOGNITION
 Fees charged to contractholders include mortality risk, expense risk, administrative charges and surrender charges.
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements (continued)
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (continued)
 FUTURE CONTRACT BENEFITS
 Future contract benefits represent the reserve liability which approximates the contractholder's account balance.
 DEFERRED POLICY ACQUISITION COSTS
 The costs of acquiring new business, principally first-year commissions, all of which vary with and are related to the production of new business, have been deferred. These acquisition costs are being amortized in proportion to the present value of expected future gross profits from interest margins, mortality and other elements of performance under the contracts.
 INCOME TAXES
 The Company is included in the consolidated federal income tax return filed by FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate-company basis.
 The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted rates and laws that will be in effect when the differences are expected to reverse.
 USE OF ESTIMATES
 The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
 RECLASSIFICATIONS
 Certain prior year balances have been reclassified to conform with the current year presentation.
3. Investments:
 The components of net investment income were as follows:
     Years ended December 31,


                                        1997                 1996           1995

                                      (in thousands)

Debt securities                        $ 1,118              $ 1,029        $ 1,051

Cash                                    24                   24             22

Investment in separate accounts         56                   16             94

  Total investment income               1,267                1,069          1,167

Investment expenses                     136                  121            107

Net investment income                  $ 1,131              $ 948          $ 1,060


EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements (continued)
3. Investments: (continued)
 Gross realized gains and losses from the sale of debt securities were as follows:
     Years ended December 31,

                              1997                 1996          1995

                            (in thousands)

Gross realized gains         $ 131                $ --          $ 3

Gross realized losses        $ 8                  $ 1           $ 2



The amortized cost and estimated fair value of debt securities, by type of issuer, were as follows:
         December 31, 1997


                            Amortized         Gross              Gross              Estimated
                            cost              unrealized         unrealized         Fair
                                              gains              losses             value

U.S. Treasury securities   $ 7,188           $ 311                                 $ 7,499

Corporate securities       $ 10,008          $ 116              $ (1)               10,123

Loan-backed bonds and       1,534             20                                    1,554
 structured securities



  Totals debt securities   $ 18,730          $ 447              $ (1)              $ 19,176


         December 31, 1996


                            Amortized         Gross              Gross              Estimated
                            cost              unrealized         unrealized         Fair
                                              gains              losses             value

U.S. Treasury securities   $ 8,687           $ 216              $ (19)             $ 8,886

Corporate securities       $ 6,043           $ 70                                   6,113

Loan-backed bonds and       1,363             16                                    1,379
 structured securities



  Totals debt securities   $ 16,095          $ 302              $ (19)             $ 16,378


EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements (continued)
3. Investments: (continued)
 The amortized cost and estimated fair value of debt securities at December 31, 1997, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized            Estimated
                                               cost                 Fair
                                                                    value

                                             (in thousands)

Due in 1 year or less                         $ 848                $ 851

Due after 1 year through 5 years               7,894                7,988

Due after 5 years through 10 years             8,015                8,317

Due after 10 years                             439                  466

Subtotal                                       17,196               17,622

Loan-backed bonds and structured securities    1,534                1,554

                                              $ 18,730             $ 19,176


 All debt securities are investment grade and there are no significant concentrations by issuer or by industry other than U.S. Treasury securities.
4. INCOME TAXES:
The components of the provision for federal and state income taxes attributable to operations were as follows:
     Years ended December 31,

                               1997           1996           1995

     Current                  $ 1,624        $ 1,005        $ 556

     Deferred                  (172)          590            484

     Net tax provision        $ 1,452        $ 1,595        $ 1,040

 Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liability were as follows:
          Year ended December 31,


                                                              1997                 1996

                                                            (in thousands)

          Deferred income tax liabilities:

          Deferred policy acquisition costs                  $ 2,813              $ 2,855

          Unrealized gain on securities available for sale    156                  99

          Reserves                                            (352)                (187)

          Other, net                                         $ 19                 $ 12

            Total net deferred tax assets                    $ 2,663              $ 2,779


EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements (continued)
4. INCOME TAXES: (continued)
 The Company paid FILI federal income taxes of $1,136,000, $816,000 and $356,000 in 1997, 1996 and 1995, respectively, related to the Company's separate-company basis net operating results for the year. Payables to FILI of $427,000 and $86,000 have been recorded in 1997 and 1996, respectively. Intercompany tax balances are settled within 30 days of the actual tax payments. State income taxes of $234,000, $205,000 and $33,000 were paid in 1997, 1996 and 1995, respectively.
State income tax recoverables (payables) of $50,000 and $(36,000) have been recorded in 1997 and 1996, respectively.
 The effective tax rates approximate the statutory federal income tax rates for the years ended 1997, 1996 and 1995.
5. Stockholder's Equity and Dividend Restrictions:
 Generally, the net assets of the Company available for transfer to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities.
 Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

                                          Years ended December 31,

                                            1997                            1996           1995

     Statutory net income                  $ 1,707                         $ 305          $ 101

     Statutory capital stock and surplus   $ 11,348                        $ 9,641        $ 7,834


6. AFFILIATED COMPANY TRANSACTIONS:
 The Company's insurance contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc.
(FIA), both of which are affiliated with FMR Corp. The Company has entered into an agreement with FIA under which the Company pays FIA sales compensation of 3% of payments received. The Company compensated FIA in the amount of $3,011,000, $3,521,000 and $2,618,000 in 1997,
1996 and 1995, respectively.
 The Company has entered into an administrative services agreement with FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FMR Corp. and its subsidiaries $683,000, $405,000 and $338,000 in 1997,
1996 and 1995, respectively, for such services.
 FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $20,000, $9,000 and $10,000 were charged to the Company in 1997, 1996 and 1995, respectively.
 FMR Corp. sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $63,000, $47,000 and $45,000 in 1997, 1996 and 1995, respectively.
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements (continued)
7. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
 Underwriting, acquisition and insurance expenses were as follows:

                                 Years ended December 31,

                                   1997                            1996            1995

     Commissions                  $ 3,011                         $ 3,521         $ 2,618

     Amortization of deferred      (404)                           (2,939)         (2,198)
      policy acquisition costs

     Taxes, licenses and fees      31                              168             70

     General insurance expenses    1,359                           929             803

                                  $ 3,997                         $ 1,679         $ 1,293


 During 1997, the Company amortized an additional $1,850,000 of deferred policy acquisition costs. Amortization is adjusted periodically when estimates of future gross profits are revised to reflect actual experience. This adjustment has been reflected in underwriting, acquisition and insurance expenses.
8. COMMITMENT AND CONTINGENCIES:
 Reinsurance
 The Company has entered into agreements to reinsure certain guarantee provisions and mortality losses on its annuity contracts. The Company is contingently liable for claims reinsured that the assuming company is unable to pay. Premiums and deposits ceded under these reinsurance contracts were not material to the financial statements.
STATEMENT OF ASSETS AND LIABILITIES



EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


ASSETS                                                                                DECEMBER 31, 1997

Investments at current market value:

 Variable Insurance Products Fund (VIP)

  Money Market Portfolio - 40,523,191 shares (cost $40,523,191)                       $ 40,523,191

  High Income Portfolio - 1,936,144 shares (cost $23,447,930)                          26,292,832

  Equity-Income Portfolio - 7,799,811 shares (cost $136,245,590)                       189,379,414

  Growth Portfolio - 2,618,273 shares (cost $73,417,324)                               97,137,924

  Overseas Portfolio - 1,305,890 shares (cost $22,579,175)                             25,073,096



 Variable Insurance Products Fund II (VIP II)

  Investment Grade Bond Portfolio - 678,746 shares (cost $8,286,814)                   8,525,055

  Asset Manager Portfolio - 5,098,256 shares (cost $76,484,511)                        91,819,600

  Index 500 Portfolio - 671,317 shares (cost $59,792,835)                              76,791,919

  Asset Manager: Growth Portfolio - 1,977,566 shares (cost $26,302,628)                32,352,984

  Contrafund Portfolio - 6,763,269 shares (cost $98,653,114)                           134,859,574



 Variable Insurance Products Fund III (VIP III)

  Balanced Portfolio - 320,839 shares (cost $4,308,500)                                4,677,837

  Growth & Income Portfolio - 2,302,725 shares (cost $25,769,324)                      28,853,145

  Growth Opportunities Portfolio - 1,724,505 shares (cost $29,023,346)                 33,231,208



 Morgan Stanley Universal Funds (MSUF)

  Emerging Markets Equity Portfolio - 22,182 shares (cost $210,764)                    209,175

  Emerging Markets Debt Portfolio - 34,809 shares (cost $348,688)                      336,604

  Global Equity Portfolio - 26,177 shares (cost $310,300)                              307,316

  International Magnum Portfolio - 16,181 shares (cost $173,935)                       167,959



 PBHG Insurance Series Funds (PBHG)

  Growth II Portfolio - 11,822 shares (cost $126,545)                                  127,088

  Small Cap Value Portfolio - 52,273 shares (cost $539,232)                            547,819

  Large Cap Value Portfolio - 18,769 shares (cost $193,332)                            195,765

  Technology & Communications Portfolio - 35,096 shares (cost $366,187)                365,354

  Select 20 Portfolio - 56,875 shares (cost $553,519)                                  570,452



 Strong Variable Insurance Funds (SVIF)

  Discovery Fund II Portfolio - 7,663 shares (cost $93,530)                            92,191

  Growth Fund II Portfolio - 12,882 shares (cost $162,114)                             160,378

  Opportunity Fund II Portfolio - 15,058 shares (cost $324,423)                        326,748



 Warburg Pincus Trust (WPT)

  Small Company Growth Portfolio - 19,004 shares (cost $305,128)                       313,192

  International Equity Portfolio - 3,021 shares (cost $34,115)                         31,689

  Post-Venture Capital Portfolio - 6,038 shares (cost $65,671)                         66,778



   Total Assets                                                                       $ 793,336,287



NET ASSETS

 Variable Annuity Contracts                                                           $ 772,540,862

 Annuity Reserves                                                                      20,634,066

 Retained in Variable Account by Empire Fidelity Investments Life Insurance Company    161,359



   Total Net Assets                                                                   $ 793,336,287


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY




                    SUBACCOUNTS INVESTING IN:


                    VIP -                                    VIP -                         VIP -
                      MONEY MARKET                             HIGH INCOME                   EQUITY-INCOME



                    12/31/97                   12/31/96      12/31/97        12/31/96      12/31/97          12/31/96

Income:

 Dividends          $ 2,313,764                $ 1,786,770   $ 1,698,426     $ 1,344,293   $ 15,459,859      $ 5,937,083

Expenses:

 Mortality risk,
  expense risk
  and adminis-       421,031                    369,246       226,931         173,493       1,644,530         1,445,756
  trative charges

Net investment
 income (loss)       1,892,733                  1,417,524     1,471,495       1,170,800     13,815,329        4,491,327

Realized gain (loss) 0                          0             525,904         234,379       5,142,383         4,329,089

Unrealized
 appreciation
 (depreciation)      0                          0             1,549,932       650,495       20,917,615        8,576,967
 during the period

Net increase (decrease)
 in net assets from  1,892,733                  1,417,524     3,547,331       2,055,674     39,875,327        17,397,383
 operations

Payments
 received from       23,195,744                 27,250,681    3,390,097       4,106,021     10,018,315        21,584,759
 contract owners

Transfers
 between sub-       (29,837,690)               (9,795,253)   (936,028)       1,458,992     (8,413,443)       (9,221,157)
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and        (3,370,058)                (1,159,047)   (646,453)       (381,564)     (3,514,413)       (3,177,333)
 terminations

Other transfers
 (to) from
 Empire Fidelity
 Investments Life    (14,328)                   6,590         (8,290)         (4,989)       (51,098)          (35,670)
 Insurance Co., net

Net increase
 (decrease) in
 net assets          (10,026,332)               16,302,971    1,799,326       5,178,460     (1,960,639)       9,150,599
 from contract
 transactions

Retained in
 (returned from)
 Variable Annuity    (18,302)                   (6,995)       (6,399)         (6,253)       (35,093)          (78,836)
 Account A, net

Total increase       (8,151,901)                17,713,500    5,340,258       7,227,881     37,879,595        26,469,146
 (decrease) in
 net assets
Net assets at

 beginning of period 48,675,092                 30,961,592    20,952,574      13,724,693    151,499,819       125,030,673

Net assets at end
 of period          $ 40,523,191               $ 48,675,092  $ 26,292,832    $ 20,952,574  $ 189,379,414     $ 151,499,819




                         SUBACCOUNTS INVESTING IN:


                         VIP -                                    VIP -
                           GROWTH                                   OVERSEAS



                         12/31/97                   12/31/96      12/31/97      12/31/96

Income:

 Dividends               $ 3,205,544                $ 4,634,819   $ 2,118,629   $ 525,818

Expenses:

 Mortality risk,
  expense risk
  and adminis-            884,156                    811,476       260,337       231,350
  trative charges

Net investment
 income (loss)            2,321,388                  3,823,343     1,858,292     294,468

Realized gain (loss)      6,114,534                  3,059,832     1,113,127     484,088

Unrealized
 appreciation
 (depreciation)           9,612,136                  2,520,593     (306,443)     1,781,995
 during the period

Net increase (decrease)
 in net assets from       18,048,058                 9,403,768     2,664,976     2,560,551
 operations

Payments
 received from            3,969,223                  16,074,279    1,594,379     3,046,601
 contract owners

Transfers
 between sub-             (11,918,863)               2,515,925     (2,962,833)   1,632,798
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and             (1,865,313)                (1,354,750)   (875,577)     (312,776)
 terminations

Other transfers
 (to) from
 Empire Fidelity
 Investments Life         (27,180)                   (30,252)      (7,253)       (20,485)
 Insurance Co., net

Net increase
 (decrease) in
 net assets               (9,842,133)                17,205,202    (2,251,284)   4,346,138
 from contract
 transactions

Retained in
 (returned from)
 Variable Annuity         (14,603)                   (40,650)      (7,153)       (7,308)
 Account A, net

Total increase            8,191,322                  26,568,320    406,539       6,899,381
 (decrease) in
 net assets

Net assets at
 beginning of period      88,946,602                 62,378,282    24,666,557    17,767,176

Net assets at end
 of period               $ 97,137,924               $ 88,946,602  $ 25,073,096  $ 24,666,557









                          VIP II -                   VIP II -                        VIP II -
                          INVESTMENT                 ASSET MANAGER                   INDEX 500
                          GRADE BOND



                         12/31/97      12/31/96     12/31/97         12/31/96       12/31/97      12/31/96

Income:

 Dividends               $ 398,252     $ 337,043    $ 9,938,064      $ 5,293,835    $ 1,475,663   $ 620,782

Expenses:

 Mortality risk,
  expense risk
  and adminis-                          68,068       843,527          815,364        591,939       242,314
  trative charges         68,030

Net investment
 income (loss)            330,222       268,975      9,094,537        4,478,471      883,724       378,468

Realized gain (loss)      59,791        75,367       1,851,291        1,663,095      2,915,326     702,643

Unrealized
 appreciation
 (depreciation)                         (227,009)    4,465,968        4,022,895      11,740,910    3,762,268
 during the period        150,894

Net increase (decrease)
 in net assets from                     117,333      15,411,796       10,164,461     15,539,960    4,843,379
 operations               540,907

Payments
 received from                          1,204,243    2,619,931        3,467,114      9,783,621     9,153,239
 contract owners          547,746

Transfers
 between sub-                                        (5,488,171)      (11,063,577)   16,761,121    10,692,005
 accounts and the                       (177,798)
 fixed account, net       939,267

Transfers
 for contract
 benefits and                           (443,215)    (3,352,040)      (2,267,357)    (2,103,893)   (760,330)
 terminations             (446,731)

Other transfers
 (to) from
 Empire Fidelity
 Investments Life                       1,167        (17,911)         (18,904)       (19,321)      (4,432)
 Insurance Co., net       (4,655)

Net increase
 (decrease) in
 net assets                             584,397      (6,238,191)      (9,882,724)    24,421,528    19,080,482
 from contract
 transactions             1,035,627

Retained in
 (returned from)
 Variable Annuity                       (4,101)      (18,089)         (59,436)       (1,164)       (8,563)
 Account A, net           (2,182)

Total increase                                       9,155,516        222,301        39,960,324    23,915,298
 (decrease) in                          697,629
 net assets               1,574,352

Net assets at
 beginning of period      6,950,703     6,253,074    82,664,084       82,441,783     36,831,595    12,916,297

Net assets at end
 of period               $ 8,525,055   $ 6,950,703  $ 91,819,600     $ 82,664,084   $ 76,791,919  $ 36,831,595










                          VIP II -                       VIP II -
                          ASSET MANAGER:                 CONTRAFUND
                          GROWTH



                         12/31/97         12/31/96      12/31/97       12/31/96

Income:

 Dividends               $ 31,544         $ 862,945     $ 3,309,751    $ 526,257

Expenses:

 Mortality risk,
  expense risk
  and adminis-            254,365          98,994        1,148,575      786,431
  trative charges

Net investment
 income (loss)            (222,821)        763,951       2,161,176      (260,174)

Realized gain (loss)      505,357          239,532       4,737,833      1,823,791

Unrealized
 appreciation
 (depreciation)           5,087,508        801,887       16,812,677     13,273,286
 during the period

Net increase (decrease)
 in net assets from       5,370,044        1,805,370     23,711,686     14,836,903
 operations

Payments
 received from            4,997,152        5,577,602     12,859,035     25,690,735
 contract owners

Transfers
 between sub-             5,149,974        5,074,653     430,459        9,364,673
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and             (364,345)        (154,535)     (2,031,744)    (1,779,161)
 terminations

Other transfers
 (to) from
 Empire Fidelity
 Investments Life         (8.770)          (3,396)       (35,583)       (71,396)
 Insurance Co., net

Net increase
 (decrease) in
 net assets               9,774,011        10,494,324    11,222,167     33,204,851
 from contract
 transactions

Retained in
 (returned from)
 Variable Annuity         16,275           (16,199)      (17,981)       (24,192)
 Account A, net

Total increase            15,160,330       12,283,495    34,915,872     48,017,562
 (decrease) in
 net assets

Net assets at
 beginning of period      17,192,654       4,909,159     99,943,702     51,926,140

Net assets at end
 of period               $ 32,352,984     $ 17,192,654  $ 134,859,574  $ 99,943,702



EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


     SUBACCOUNTS INVESTING IN:



       VIP III -                  VIP III -    VIP III -          MSUF -       MSUF -
       BALANCED*                  GROWTH &     GROWTH             EMERGING     EMERGING
                                  INCOME*      OPPORTUNITIES*     MARKETS      MARKETS
                                                                  EQUITY**     DEBT**

     12/31/97                   12/31/97     12/31/97           12/31/97     12/31/97


INCOME:


 Dividends               $ 2,385      $ 741,838     $ 67,255      $ 5,877    $ 11,628

EXPENSES:

 Mortality risk,          28,408       148,409       178,840       93         167
 expense risk
 and adminis-
 trative charges

Net investment            (26,023)     593,429       (111,585)     5,784      11,461
 income (loss)

Realized gain (loss)      171,319      139,286       215,977       (41)       (1,346)

Unrealized
 appreciation
 (depreciation)           369,337      3,083,821     4,207,862     (1,589)    (12,084)
 during the period

Net increase (decrease)
 in net assets
 from operations          514,633      3,816,536     4,312,254     4,154      (1,969)

Payments
 received from
 contract owners          1,763,874    10,522,938    12,056,601    113,615    13,063

Transfers
 between sub-             2,425,981    14,682,913    16,961,634    91,436     331,693
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and             (27,898)     (163,575)     (98,075)      0          (6,182)
 terminations

Other transfers
 (to) from
 Empire Fidelity
 Investments Life         (2,344)      (10,836)      (6,260)       (30)       (1)
 Insurance Co., net

Net increase
 (decrease) in
 net assets               4,159,613    25,031,440    28,913,900    205,021    338,573
 from contract
 transactions

Retained in
 (returned from)
 Variable Annuity         3,591        5,169         5,054         0          0
 Account A, net

Total increase            4,677,837    28,853,145    33,231,208    209,175    336,604
 (decrease) in
 net assets

Net assets at
 beginning                0            0             0             0          0
 of period

Net assets at end
 of period               $ 4,677,837  $ 28,853,145  $ 33,231,208  $ 209,175  $ 336,604


 * FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.
** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.

     SUBACCOUNTS INVESTING IN:

                                                                   PBHG -       PBHG -
                                                                   SMALL CAP    LARGE CAP
       MSUF -                     MSUF -           PBHG -          VALUE**      VALUE**
       GLOBAL                     INTERNATIONAL    GROWTH II**
       EQUITY**                   MAGNUM**

     12/31/97                   12/31/97         12/31/97        12/31/97     12/31/97


INCOME:


 Dividends               $ 5,581    $ 5,039    $ 0        $ 0        $ 0

EXPENSES:

 Mortality risk,          129        86         47         158        80
 expense risk
 and adminis-
 trative charges

Net investment            5,452      4,953      (47)       (158)      (80)
 income (loss)

Realized gain (loss)      1          25         (115)      106        (61)

Unrealized
 appreciation
 (depreciation)           (2,984)    (5,976)    543        8,587      2,433
 during the period

Net increase (decrease)
 in net assets
 from operations          2,469      (998)      381        8,535      2,292

Payments
 received from
 contract owners          191,357    86,824     58,005     102,904    63,807

Transfers
 between sub-             113,505    82,134     68,703     436,360    129,665
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and             0          0          0          0          0
 terminations

Other transfers
 (to) from
 Empire Fidelity
 Investments Life         (15)       (1)        (3)        15         (2)
 Insurance Co., net

Net increase
 (decrease) in
 net assets               304,847    168,957    126,705    539,279    193,470
 from contract
 transactions

Retained in
 (returned from)
 Variable Annuity         0          0          2          5          3
 Account A, net

Total increase            307,316    167,959    127,088    547,819    195,765
 (decrease) in
 net assets

Net assets at
 beginning                0          0          0          0          0
 of period

Net assets at end
 of period               $ 307,316  $ 167,959  $ 127,088  $ 547,819  $ 195,765


 * FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.
** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.







                         PBHG -          SVIF -        SVIF -        SVIF -
                         SELECT 20**     DISCOVERY     GROWTH        OPPORTUNITY
       PBHG -                            FUND II**     FUND II**     FUND II**
       TECHNOLOGY &
       COM-
      M UNICATIONS**

     12/31/97          12/31/97        12/31/97      12/31/97      12/31/97


INCOME:


 Dividends               $ 0        $ 0        $ 0       $ 5,758    $ 324

EXPENSES:

 Mortality risk,                     202        48        66         156
 expense risk
 and adminis-
 trative charges          144

Net investment                       (202)      (48)      5,692      168
 income (loss)            (144)

Realized gain (loss)      (593)      1          (44)      (79)       0

Unrealized
 appreciation
 (depreciation)                      16,933     (1,339)   (1,736)    2,325
 during the period        (833)

Net increase (decrease)
 in net assets
 from operations          (1,570)    16,732     (1,431)   3,877      2,493

Payments
 received from
 contract owners          138,324    115,860    32,805    94,312     152,948

Transfers
 between sub-                        437,871    60,817    62,188     171,182
 accounts and the
 fixed account, net       228,607

Transfers
 for contract
 benefits and                        0          0         0          0
 terminations             0

Other transfers
 (to) from
 Empire Fidelity
 Investments Life                    (10)       (10)      38         87
 Insurance Co., net       (32)

Net increase
 (decrease) in
 net assets                          553,721    93,612    156,538    324,217
 from contract
 transactions             366,899

Retained in
 (returned from)
 Variable Annuity                    (1)        10        (37)       38
 Account A, net           25

Total increase                       570,452    92,191    160,378    326,748
 (decrease) in
 net assets               365,354

Net assets at
 beginning                           0          0         0          0
 of period                0

Net assets at end
 of period               $ 365,354  $ 570,452  $ 92,191  $ 160,378  $ 326,748








       WPT -        WPT -            WPT -
       SMALL        INTERNATIONAL    POST-
       COMPANY      EQUITY**         VENTURE
       GROWTH**                      CAPITAL**

                                                   TOTAL

     12/31/97     12/31/97         12/31/97      12/31/97  12/31/96

INCOME:


 Dividends               $ 0        $ 2,023   $ 8       $ 40,797,212   $ 21,869,645

EXPENSES:

 Mortality risk,          143        16        44        6,700,657
 expense risk
 and adminis-                                                           5,042,492
 trative charges

Net investment            (143)      2,007     (36)      34,096,555     16,827,153
 income (loss)

Realized gain (loss)      305        0         (281)     23,490,006     12,611,816

Unrealized
 appreciation
 (depreciation)           8,064      (2,426)   1,107     77,703,242     35,163,377
 during the period

Net increase (decrease)
 in net assets
 from operations          8,226      (419)     790       135,289,803    64,602,346

Payments
 received from
 contract owners          74,156     11,805    18,680    98,587,121     117,155,274

Transfers
 between sub-             230,810    20,304    47,306    306,902        481,261
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and             0          0         0         (18,866,297)   (11,790,068)
 terminations

Other transfers
 (to) from
 Empire Fidelity
 Investments Life         17         (2,059)   (3)       (215,838)      (181,767)
 Insurance Co., net

Net increase
 (decrease) in
 net assets               304,983    30,050    65,983    79,811,888     105,664,700
 from contract
 transactions

Retained in
 (returned from)
 Variable Annuity         (17)       2,058     5         (88,786)       (252,533)
 Account A, net

Total increase            313,192    31,689    66,778    215,012,905
 (decrease) in                                                          170,014,513
 net assets

Net assets at
 beginning                0          0         0         578,323,382    408,308,869
 of period

Net assets at end
 of period               $ 313,192  $ 31,689  $ 66,778  $ 793,336,287  $ 578,323,382


NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
15. ORGANIZATION.
Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI) on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle for individual Retirement Reserves and Income Advantage variable annuity contracts. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp.
In 1997, EFILI added eighteen new subaccounts to the Account; VIP III
- Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG - Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity, WPT - Post-Venture Capital.
16. SIGNIFICANT ACCOUNTING POLICIES.
Investments are made in the portfolios of the subaccounts and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.
In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.
Annuity reserves are computed for contracts in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.
The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").
The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
17. EXPENSES.
EFILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. Prior to November 3, 1997, the daily charge was equivalent to an annual effective rate of 1% of net assets. On November 3, 1997, EFILI reduced the daily charge on the Retirement Reserves contracts to an annual effective rate of 0.8% of net assets. EFILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.
Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
18. AFFILIATED COMPANY TRANSACTIONS.
The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Co., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.
19. PURCHASES AND SALES OF INVESTMENTS.
The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1997:
                                     PURCHASES      SALES

VIP - Money Market                  $  40,626,139  $  48,778,040

VIP - High Income                     9,153,878      5,889,456

VIP - Equity-Income                   27,763,208     15,943,611

VIP - Growth                          9,847,941      17,383,289

VIP - Overseas                        5,901,185      6,301,330

VIP II - Investment Grade Bond        3,949,956      2,586,289

VIP II - Asset Manager                13,777,280     10,939,023

VIP II - Index 500                    33,411,864     8,107,776

VIP II - Asset Manager: Growth        11,990,962     2,423,497

VIP II - Contrafund                   25,483,875     12,118,513

VIP III - Balanced                    5,869,577      1,732,396

VIP III - Growth & Income             26,331,732     701,694

VIP III - Growth Opportunities        30,203,470     1,396,101

MSUF - Emerging Markets Equity        215,459        4,654

MSUF - Emerging Markets Debt          411,823        61,789

MSUF - Global Equity                  310,342        43

MSUF - International Magnum           175,996        2,086

PBHG - Growth II                      132,705        6,045

PBHG - Small Cap Value                548,054        8,928

PBHG - Large Cap Value                198,280        4,887

PBHG - Technology & Communications    374,984        8,204

PBHG - Select 20                      553,556        38

SVIF - Discovery Fund II              108,570        14,996

SVIF - Growth Fund II                 170,452        8,259

SVIF - Opportunity Fund II            324,476        53

WPT - Small Company Growth            317,505        12,682

WPT - International Equity            34,128         13

WPT - Post-Venture Capital            83,646         17,694

20. UNIT VALUES.
A summary of changes in accumulation units and ending unit and contract values for variable annuity contracts at December 31, 1997 and 1996 are as follows:

                     PAYMENTS
       BEGINNING     RECEIVED    TRANSFERS     CONTRACT
       BALANCE       FROM        BETWEEN       TERMINATIONS    ENDING BALANCE
       UNITS         CONTRACT    SUBACCOUNTS,                 UNITS UNIT VALUE DOLLARS
                     OWNERS      NET





JANUARY 1, 1997 TO DECEMBER 31, 1997

 VIP - Money Market                    3,144,313   1,192,450   (1,961,731)   135,772     2,510,803  $ 15.98  $ 40,122,752

 VIP - High Income                     820,013     125,044     (36,435)      (39,629)    868,993    $ 29.00   25,203,764

 VIP - Equity-Income                   4,755,212   283,630     (254,145)     (118,385)   4,666,312  $ 39.39   183,811,551

 VIP - Growth                          2,503,391   102,300     (325,759)     (50,212)    2,229,721  $ 42.76   95,348,269

 VIP - Overseas                        1,151,640   68,604      (123,259)     (37,425)    1,059,560  $ 23.52   24,922,843

 VIP II - Investment Grade Bond        382,801     18,247      64,575        (23,502)    442,121    $ 18.75   8,288,748

 VIP II - Asset Manager                3,900,514   115,925     (240,287)     (171,837)   3,604,315  $ 24.80   89,382,163

 VIP II - Index 500                    1,887,371   443,549     793,394       (122,980)   3,001,334  $ 24.83   74,512,753

 VIP II - Asset Manager: Growth        1,163,007   308,312     331,850       (42,970)    1,760,200  $ 17.95   31,593,890

 VIP II - Contrafund                   5,882,023   702,932     (5,288)       (160,091)   6,419,636  $ 20.47   131,438,645

 VIP III - Balanced *                              154,849     243,840       (27,312)    371,377    $ 11.98   4,449,837

 VIP III - Growth & Income *                       936,634     1,359,453     (132,531)   2,163,555  $ 12.68   27,424,348

 VIP III - Growth Opportunities *                  1,076,440   1,563,569     (81,549)    2,558,459  $ 12.63   32,320,770

 MSUF - Emerging Markets Equity **                 11,511      9,298         (3)         20,806     $ 10.05   209,175

 MSUF - Emerging Markets Debt **                   1,251       31,482        (603)       32,130     $ 10.48   336,604

 MSUF - Global Equity **                           18,774      11,206        (1)         29,979     $ 10.25   307,316

 MSUF - International Magnum **                    8,767       8,275         0           17,042     $ 9.86    167,959

 PBHG - Growth II **                               5,767       6,751         (641)       11,877     $ 10.15   120,577

 PBHG - Small Cap Value **                         10,032      42,492        (744)       51,781     $ 10.43   540,062

 PBHG - Large Cap Value **                         6,302       12,765        (626)       18,440     $ 10.27   189,335

 PBHG - Technology & Communications **             14,091      22,932        (2,985)     34,037     $ 9.87    335,899

 PBHG - Select 20 **                               11,265      43,493        (1)         54,758     $ 10.42   570,453

 SVIF - Discovery Fund II **                       3,308       6,202         (1,464)     8,046      $ 9.69    77,996

 SVIF - Growth Fund II **                          9,503       6,146         0           15,649     $ 10.25   160,415

 SVIF - Opportunity Fund II **                     15,195      17,006        (630)       31,571     $ 10.15   320,324

 WPT - Small Company Growth **                     7,472       23,269        (2,476)     28,265     $ 10.19   288,010

 WPT - International Equity **                     1,196       2,010         0           3,206      $ 9.24    29,631

 WPT - Post-Venture Capital **                     1,875       4,639         0           6,514      $ 10.25   66,773

                                                                                                               $ 772,540,862






JANUARY 1, 1996 TO DECEMBER 31, 1996

 VIP - Money Market                      2,086,339   1,396,811   (671,222)   332,385     3,144,313  $ 15.30  $ 48,101,350

 VIP - High Income                       605,822     175,020     61,177      (22,006)    820,013    $ 24.89   20,409,560

 VIP - Equity-Income                     4,481,146   751,876     (315,456)   (162,354)   4,755,212  $ 31.05   147,641,357

 VIP - Growth                            2,004,576   487,213     73,706      (62,104)    2,503,391  $ 34.97   87,540,085

 VIP - Overseas                          930,291     154,412     85,133      (18,195)    1,151,640  $ 21.29   24,519,804

 VIP II - Investment Grade Bond          358,773     71,690      (12,681)    (34,981)    382,801    $ 17.36   6,644,585

 VIP II - Asset Manager                  4,435,615   181,581     (584,908)   (131,774)   3,900,514  $ 20.75   80,953,438

 VIP II - Index 500                      802,405     537,084     624,968     (77,086)    1,887,371  $ 18.89   35,655,373

 VIP II - Asset Manager: Growth          396,158     419,484     378,254     (30,890)    1,163,007  $ 14.49   16,853,490

 VIP II - Contrafund                     3,685,097   1,742,216   631,751     (177,041)   5,882,023  $ 16.65   97,957,527

                                                                                                       $ 566,276,569

*  FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1997.

** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1997.


REPORT OF INDEPENDENT ACCOUNTANTS
TO THE CONTRACT OWNERS OF EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY
ACCOUNT A:


We have audited the accompanying statement of assets and liabilities of Empire Fidelity Investments Variable Annuity Account A (comprised of VIP - Money Market, VIP - High Income, VIP - Equity-Income, VIP - Growth, VIP - Overseas, VIP II - Investment Grade Bond, VIP II - Asset Manager , VIP II - Index 500, VIP II - Asset Manager: Growth, VIP II - Contrafund, VIP III - Balanced , VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG
-  Growth II, PBHG -  Small Cap Value, PBHG -  Large Cap Value, PBHG -
Technology & Communications, PBHG -   Select 20, SVIF-  Discovery Fund
II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity and WPT - Post-Venture Capital) of Empire Fidelity Investments Life Insurance Company as of December 31, 1997, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned subaccounts comprising Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company as of December 31, 1997, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 28, 1998
PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
 a)   Financial Statements included in Part B
 The following financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.
 Statement of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 1997.
 Statements of Operations and Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 1997 and 1996.
 Report of Coopers & Lybrand on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.
 Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 199 and 1996.
 Statements of Income for Empire Fidelity Investments Life Insurance Company for the Year Ended December 31, 1997 and 1996.
 Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Year Ended December 31, 1997 and 1996.
 Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Year Ended December 31, 1997 and 1996.

 Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.
 Report of Coopers & Lybrand on Financial Statements of Empire Fidelity Investments Life Insurance Company.
 b)  Exhibits
(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account
A. (Note 1).
  (2) Not Applicable.
(3) (a) Distribution Agreement between Empire Fidelity Investments
Life
  and Fidelity Brokerage Services, Inc. (Note 1).
  (4) (a) Specimen Variable Annuity Contract. (Note 1)
   (b) Endorsement for Unisex Contract. (Note 1)
   (c) Endorsement for Qualified Contracts. (Note 1)
  (5) (a) Application for Variable Annuity Contract. (Note 1)
  (6) (a) Charter of Empire Fidelity Investments Life. (Note 1)
   (b) Amended Bylaws of Empire Fidelity Investments Life. (Note 1)
  (7)  Not Applicable.
  (8) (a) Service Agreement between Empire Fidelity
    Investments Life and Fidelity Investments Life. (Note 1)
   (b) Service Agreement between Empire Fidelity
    Investments Life and Fidelity Investments
    Corporate Services. (Note 1)
  (9)  Opinion and consent of David J. Pearlman, as to the legality of
securities being       issued. (Note 4)
  (10) (a) Written consent of Coopers & Lybrand. (Note 4)
          (b) Written consent of Jorden Burt Berenson & Johnson LLP
    (Note 4)
  (11)  Not Applicable
  (12)  Not Applicable
  (13)  Performance Advertising Calculations (Note 2)
  (14) (a) Participation Agreement among Empire Fidelity
Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 1)
   (b) Participation Agreement among Empire Fidelity
Investments Life, Variable Insurance Products Fund II and
Fidelity Distributors Corporation (Note 1)
   (c)  Participation Agreement among Empire Fidelity
Investments Life, Variable Insurance Products Fund III and
Fidelity Distributors Corporation (Note 1)
     (d) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 4)
    (e) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 4)
`
    (f) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 4)

    (g) Form of Participation Agreement between Empire Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 4)
  (15) (a) Powers of Attorney (Note 3)
    Powers of Attorney for Lena G. Goldberg and Paul J. Hondros (Note
4)
(Note 1) Incorporated by reference to Post-Effective Amendment No. 5 to this Registration Statement filed electronically on April 27, 1997. (Note 2) Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement No.33-24400 filed April 24, 1997.
(Note 3) Incorporated by reference to Post-Effective Amendment No. 4 to this Registration Statement filed April 26, 1996.
(Note 4)  Filed herein.



Item 25.  Directors and Officers of the Depositor

          The Directors and officers of Empire Fidelity
          Investments Life are as follows:

          Directors of Empire Fidelity Investments Life



          J. GARY BURKHEAD, Director

          JAMES C. CURVEY, Director

          LENA G. GOLDBERG, Director

          JOHN J. REMONDI, Director

          RODNEY R. ROHDA, Director and Chairman

          PAUL J. HONDROS, Director

          DAVID C. WEINSTEIN, Director

          DENIS M. McCARTHY, Director

          ROY BALLENTINE, Director

          PETER JOHANNSEN, Director

          JOSHUA BERMAN, Director

          MALCOLM MACKAY, Director

          FLOYD L. SMITH, Director




The addresses of Roy Ballentine, Joshua Berman, Peter Johannsen, Malcolm MacKay, and Floyd L. Smith are 11 Depot Street, P. O. Box 1860, Wolfboro, New Hampshire 03894; 919 Third Avenue, New York, New York 10022; One Post Office Square, Boston, Massachusetts 02109; and 4 Peter Cooper Road, # 9G, New York, New York 10010, respectively. The principal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Executive Officers Who Are not Directors
Executive officers of Empire Fidelity Investments Life who are not directors are as follows.
   ALLAN BRANDON, Vice President and Chief Administrative Officer DAVID J. PEARLMAN, Vice President, Secretary and General Counsel JOSEPH L. KURTZER Jr., Treasurer
The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. The principal business address of Messrs. Kurtzer and Pearlman is 82 Devonshire Street, Boston, Massachusetts 02109.
Item 26. Persons Controlled By or Under Common control with the Depositor or Registrant.
   See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.
Item 27. Number of Contract Owners.
 As of December 31, 1997 there were 548 Qualified Contracts and 9,468 Non-qualified Contracts outstanding.
Item 28. Indemnification
FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgments, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom. There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission, and (5) claims for an accounting or profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state law.
The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.
New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.
The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:
 Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.
 The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.
 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

 (a) Fidelity Brokerage Services, Inc. acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Empire Fidelity Investments Life Insurance Company, Fidelity Investments Life Insurance Company and PFL Life Insurance Company.
 (b)
Name and Principal     Positions and Offices with Underwriter
Business Address
Roger T. Servison     Director
Robert P. Mazzarella     Director and President
Rodney R. Rohda      Director
Edward L. McCartney     Executive Vice President
J. Peter Benzie      Executive Vice President
Bruce MacAlpine      Vice President
Kenneth Klipper      Treasurer
Gary Greenstein      Assistant Treasurer
Jeffrey R. Larsen      Legal Counsel & Clerk
Linda Holland      Compliance Officer
Richard Blades      Compliance Registered Options Principal
Jay Freedman      Assistant Clerk
 (c) Commissions and other compensation was received by the principal underwriter.
  See Item 24 (b) (3). No compensation was received by the principal underwriter from the registrant or depositor during the registrant's or depositor's last fiscal year.
Item 30. Location of Accounts and Records
 The records regarding the Account required to be maintained by
Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services
 The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 1996 and 1995 were $ 343,376 and $297,600, respectively.
Item 32. Undertakings
 (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.
 (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.
 (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
 (d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.
  (e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No.7 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 28th day of April, 1998.
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Registrant)
By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)
By: _/s/Rodney R. Rhoda  Attest:_/s/David J. Pearlman
        Rodney R. Rohda, President Chairman   David J. Pearlman,
        Chief Executive Officer and Chief Operating Officer Secretary As required by the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 1998.
Signature   Title
_/s/Rodney R. Rhoda  President, Chairman and Director
Rodney R. Rohda   (Chief Executive Officer)
     (Chief Operating Officer)   )
          By:_/s/David J. Pearlman
          )       David J. Pearlman
________________  Director     )       (Attorney-in-Fact)
J. Gary Burkhead        )
          )
________________  Director     )
James C. Curvey        )
          )
________________  Director     )
John J. Remondi        )
          )
________________  Director     )
Lena G. Goldberg       )
          )
_______________  Director     )
Roy Ballentine        )
          )
_______________  Director     )
Peter Johannsen        )
          )By_/s/David J. Pearlman
          )    David J. Pearlman
_______________  Director     )     (Attorney-in-Fact)
Malcolm MacKay       )
          )
_______________  Director     0
Joshua Berman        0
          )
_______________  Director     )
Denis M. McCarthy       )
          )
_______________  Director     )
Floyd L. Smith        )
          )
_______________  Director     )
David Weinstein        )

NOTES TO FINANCIAL STATEMENTS
For the years ended December 31, 1997 and 1996


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
21. ORGANIZATION.
Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI) on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle for individual Retirement Reserves and Income Advantage variable annuity contracts. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp.
In 1997, EFILI added eighteen new subaccounts to the Account; VIP III
- Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG - Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity, WPT - Post-Venture Capital.
22. SIGNIFICANT ACCOUNTING POLICIES.
Investments are made in the portfolios of the subaccounts and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.
In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.
Annuity reserves are computed for contracts in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.
The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").
The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
23. EXPENSES.
EFILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. Prior to November 3, 1997, the daily charge was equivalent to an annual effective rate of 1% of net assets. On November 3, 1997, EFILI reduced the daily charge on the Retirement Reserves contracts to an annual effective rate of 0.8% of net assets. EFILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.
Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
24. AFFILIATED COMPANY TRANSACTIONS.
The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Co., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.
25. PURCHASES AND SALES OF INVESTMENTS.
The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1997:
                                     PURCHASES      SALES

VIP - Money Market                  $  40,626,139  $  48,778,040

VIP - High Income                     9,153,878      5,889,456

VIP - Equity-Income                   27,763,208     15,943,611

VIP - Growth                          9,847,941      17,383,289

VIP - Overseas                        5,901,185      6,301,330

VIP II - Investment Grade Bond        3,949,956      2,586,289

VIP II - Asset Manager                13,777,280     10,939,023

VIP II - Index 500                    33,411,864     8,107,776

VIP II - Asset Manager: Growth        11,990,962     2,423,497

VIP II - Contrafund                   25,483,875     12,118,513

VIP III - Balanced                    5,869,577      1,732,396

VIP III - Growth & Income             26,331,732     701,694

VIP III - Growth Opportunities        30,203,470     1,396,101

MSUF - Emerging Markets Equity        215,459        4,654

MSUF - Emerging Markets Debt          411,823        61,789

MSUF - Global Equity                  310,342        43

MSUF - International Magnum           175,996        2,086

PBHG - Growth II                      132,705        6,045

PBHG - Small Cap Value                548,054        8,928

PBHG - Large Cap Value                198,280        4,887

PBHG - Technology & Communications    374,984        8,204

PBHG - Select 20                      553,556        38

SVIF - Discovery Fund II              108,570        14,996

SVIF - Growth Fund II                 170,452        8,259

SVIF - Opportunity Fund II            324,476        53

WPT - Small Company Growth            317,505        12,682

WPT - International Equity            34,128         13

WPT - Post-Venture Capital            83,646         17,694

26. UNIT VALUES.
A summary of changes in accumulation units and ending unit and contract values for variable annuity contracts at December 31, 1997 and 1996 are as follows:

                     PAYMENTS
       BEGINNING     RECEIVED    TRANSFERS     CONTRACT
       BALANCE       FROM        BETWEEN       TERMINATIONS    ENDING BALANCE
       UNITS         CONTRACT    SUBACCOUNTS,                 UNITS UNIT VALUE DOLLARS
                     OWNERS      NET





JANUARY 1, 1997 TO DECEMBER 31, 1997

 VIP - Money Market                    3,144,313   1,192,450   (1,961,731)   135,772     2,510,803  $ 15.98  $ 40,122,752

 VIP - High Income                     820,013     125,044     (36,435)      (39,629)    868,993    $ 29.00   25,203,764

 VIP - Equity-Income                   4,755,212   283,630     (254,145)     (118,385)   4,666,312  $ 39.39   183,811,551

 VIP - Growth                          2,503,391   102,300     (325,759)     (50,212)    2,229,721  $ 42.76   95,348,269

 VIP - Overseas                        1,151,640   68,604      (123,259)     (37,425)    1,059,560  $ 23.52   24,922,843

 VIP II - Investment Grade Bond        382,801     18,247      64,575        (23,502)    442,121    $ 18.75   8,288,748

 VIP II - Asset Manager                3,900,514   115,925     (240,287)     (171,837)   3,604,315  $ 24.80   89,382,163

 VIP II - Index 500                    1,887,371   443,549     793,394       (122,980)   3,001,334  $ 24.83   74,512,753

 VIP II - Asset Manager: Growth        1,163,007   308,312     331,850       (42,970)    1,760,200  $ 17.95   31,593,890

 VIP II - Contrafund                   5,882,023   702,932     (5,288)       (160,091)   6,419,636  $ 20.47   131,438,645

 VIP III - Balanced *                              154,849     243,840       (27,312)    371,377    $ 11.98   4,449,837

 VIP III - Growth & Income *                       936,634     1,359,453     (132,531)   2,163,555  $ 12.68   27,424,348

 VIP III - Growth Opportunities *                  1,076,440   1,563,569     (81,549)    2,558,459  $ 12.63   32,320,770

 MSUF - Emerging Markets Equity **                 11,511      9,298         (3)         20,806     $ 10.05   209,175

 MSUF - Emerging Markets Debt **                   1,251       31,482        (603)       32,130     $ 10.48   336,604

 MSUF - Global Equity **                           18,774      11,206        (1)         29,979     $ 10.25   307,316

 MSUF - International Magnum **                    8,767       8,275         0           17,042     $ 9.86    167,959

 PBHG - Growth II **                               5,767       6,751         (641)       11,877     $ 10.15   120,577

 PBHG - Small Cap Value **                         10,032      42,492        (744)       51,781     $ 10.43   540,062

 PBHG - Large Cap Value **                         6,302       12,765        (626)       18,440     $ 10.27   189,335

 PBHG - Technology & Communications **             14,091      22,932        (2,985)     34,037     $ 9.87    335,899

 PBHG - Select 20 **                               11,265      43,493        (1)         54,758     $ 10.42   570,453

 SVIF - Discovery Fund II **                       3,308       6,202         (1,464)     8,046      $ 9.69    77,996

 SVIF - Growth Fund II **                          9,503       6,146         0           15,649     $ 10.25   160,415

 SVIF - Opportunity Fund II **                     15,195      17,006        (630)       31,571     $ 10.15   320,324

 WPT - Small Company Growth **                     7,472       23,269        (2,476)     28,265     $ 10.19   288,010

 WPT - International Equity **                     1,196       2,010         0           3,206      $ 9.24    29,631

 WPT - Post-Venture Capital **                     1,875       4,639         0           6,514      $ 10.25   66,773

                                                                                                             $ 772,540,862





JANUARY 1, 1996 TO DECEMBER 31, 1996

 VIP - Money Market                     2,086,339   1,396,811   (671,222)   332,385     3,144,313  $ 15.30  $ 48,101,350

 VIP - High Income                       605,822     175,020     61,177      (22,006)    820,013    $ 24.89   20,409,560

 VIP - Equity-Income                    4,481,146   751,876     (315,456)   (162,354)   4,755,212  $ 31.05   147,641,357

 VIP - Growth                           2,004,576   487,213     73,706      (62,104)    2,503,391  $ 34.97   87,540,085

 VIP - Overseas                         930,291     154,412     85,133      (18,195)    1,151,640  $ 21.29   24,519,804

 VIP II - Investment Grade Bond         358,773     71,690      (12,681)    (34,981)    382,801    $ 17.36   6,644,585

 VIP II - Asset Manager                 4,435,615   181,581     (584,908)   (131,774)   3,900,514  $ 20.75   80,953,438

 VIP II - Index 500                      802,405     537,084     624,968     (77,086)    1,887,371  $ 18.89   35,655,373

 VIP II - Asset Manager: Growth          396,158     419,484     378,254     (30,890)    1,163,007  $ 14.49   16,853,490

 VIP II - Contrafund                     3,685,097   1,742,216   631,751     (177,041)   5,882,023  $ 16.65   97,957,527

                                                                                                          $ 566,276,569

*  FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1997.

** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1997.


REPORT OF INDEPENDENT ACCOUNTANTS
TO THE CONTRACT OWNERS OF EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY
ACCOUNT A:


We have audited the accompanying statement of assets and liabilities of Empire Fidelity Investments Variable Annuity Account A (comprised of VIP - Money Market, VIP - High Income, VIP - Equity-Income, VIP - Growth, VIP - Overseas, VIP II - Investment Grade Bond, VIP II - Asset Manager , VIP II - Index 500, VIP II - Asset Manager: Growth, VIP II - Contrafund, VIP III - Balanced , VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG
-  Growth II, PBHG -  Small Cap Value, PBHG -  Large Cap Value, PBHG -
Technology & Communications, PBHG -   Select 20, SVIF-  Discovery Fund
II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity and WPT - Post-Venture Capital) of Empire Fidelity Investments Life Insurance Company as of December 31, 1997, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned subaccounts comprising Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company as of December 31, 1997, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 28, 1998